--------------------------------------------------------------------------------
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                                               RYDEX SERIES TRUST
                  [LOGO]                         ANNUAL REPORT
                                                 March 31, 1998
                                      6116 Executive Boulevard, Suite 400
                                              Rockville, MD 20852
                                         (301) 468-8520 (800) 820-0888

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

    The persistent bull market continued into our latest fiscal year ending March 31,1998. Low inflation, declining interest rates and a strong U.S economy--which completed its seventh consecutive year of expansion--fueled the impressive climb. The benchmark Standard and Poor's 500 Composite Stock Price Index-TM- returned 45.52% during the period. The stock market, however, was not without its well-established volatility. Nervousness about the Asian financial crisis triggered a one-day market correction in late October. The point decline in the Dow Jones Industrial Average was the worst since the "Black Monday" crash 10 years earlier.

FISCAL YEAR IN REVIEW

    The 12-month period ending March 31, 1998 began on a positive note. The stock market rebounded shortly after a sharp market pullback in the first quarter of 1997. Investors were generally optimistic about U.S. companies' growth and earnings prospects during the stable economic environment. This optimism was reinforced in June as economic statistics revealed that wholesale prices fell for the sixth consecutive month. The financial markets welcomed these new signs of low inflation as both stocks and bonds continued their advance. The economy showed relentlessly strong growth, low inflation and low interest rates. Equity markets responded by surging to new records as the Dow roared past the 8000 point milestone for the first time on July 16, 1997.

    By late summer, the U.S. stock market stalled as earnings disappointments combined with the Asian currency crisis began to worry investors. In October, these worries evolved into broad-based fears about the prospects for U.S. companies amidst the Asian financial crisis. Investors' uncertainty became evident on October 27 when the Dow lost over 550 points, only to rebound 330 points the next day. The S&P 500 and the NASDAQ 100 Index-TM- also sustained major losses followed by similar recoveries. The equity markets continued to be somewhat volatile, without gaining or losing much ground, through mid January.

    While the Asian economic crisis created a threat to domestic corporate earnings growth, it was generally viewed as a positive for the bond market. The Asian turmoil changed the nature of the risks facing the U.S. economy from concerns of excessively high growth and higher inflation to concerns about deflation. The crisis also ignited a flight to quality as many investors sought the safety of U.S. Treasury securities. In July 1997 when the Dow hit 8000, the yield on the 30-year Treasury Bond was 6.47%. This yield declined to an all-time low of 5.69% on January 12, 1998. The chart below illustrates the relationship between long-term interest rates and the stock market.

            THE S & P 500 INDEX VS. THE 30-YEAR TREASURY BOND YIELD:
                         MARCH 31, 1997--MARCH 31, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                    30 Year Bond     S&P 500 Index
3/31/97                                     0.00              0.00
4/1/97                                    -0.27%             0.33%
4/2/97                                    -0.38%            -0.93%
4/3/97                                    -0.42%            -0.90%
4/4/97                                     0.41%             0.10%
4/7/97                                    -0.34%             0.66%
4/8/97                                     0.00%             1.19%
4/9/97                                     0.03%             0.46%
4/10/97                                    0.03%             0.16%
4/11/97                                    0.90%            -2.57%
4/14/97                                    0.90%            -1.77%
4/15/97                                   -0.20%            -0.32%
4/16/97                                   -0.04%             0.85%
4/17/97                                   -0.52%             0.61%
4/18/97                                   -0.68%             1.22%
4/21/97                                   -0.23%             0.43%
4/22/97                                   -0.79%             2.31%
4/23/97                                   -0.34%             2.18%
4/24/97                                    0.25%             1.86%
4/25/97                                    0.45%             1.09%
4/28/97                                    0.11%             2.09%
4/29/97                                   -1.75%             4.88%
4/30/97                                   -2.11%             5.84%
5/1/97                                    -2.55%             5.47%
5/2/97                                    -2.87%             7.38%
5/5/97                                    -3.04%             9.66%
5/6/97                                    -3.11%             9.33%
5/7/97                                    -2.30%             7.73%
5/8/97                                    -2.65%             8.34%
5/9/97                                    -3.11%             8.94%
5/12/97                                   -3.34%            10.64%
5/13/97                                   -2.62%            10.04%
5/14/97                                   -3.04%            10.62%
5/15/97                                   -3.30%            11.20%
5/16/97                                   -2.79%             9.59%
5/19/97                                   -2.69%            10.06%
5/20/97                                   -2.58%            11.17%
5/21/97                                   -1.96%            10.86%
5/22/97                                   -1.66%            10.37%
5/23/97                                   -1.70%            11.88%
5/27/97                                   -1.08%            12.23%
5/28/97                                   -1.11%            11.90%
5/29/97                                   -1.70%            11.49%
5/30/97                                   -2.65%            12.04%
6/2/97                                    -2.90%            11.79%
6/3/97                                    -3.30%            11.67%
6/4/97                                    -3.18%            10.96%
6/5/97                                    -3.15%            11.40%
6/6/97                                    -4.60%            13.33%
6/9/97                                    -3.90%            13.97%
6/10/97                                   -3.79%            14.28%
6/11/97                                   -3.97%            14.85%
6/12/97                                   -4.79%            16.69%
6/13/97                                   -5.41%            17.98%
6/16/97                                   -5.79%            18.07%
6/17/97                                   -5.55%            18.14%
6/18/97                                   -5.89%            17.43%
6/19/97                                   -6.00%            18.61%
6/20/97                                   -6.41%            18.70%
6/23/97                                   -5.89%            16.05%
6/24/97                                   -5.82%            18.39%
6/25/97                                   -5.31%            17.42%
6/26/97                                   -4.63%            16.72%
6/27/97                                   -5.06%            17.19%
6/30/97                                   -4.32%            16.91%
7/1/97                                    -5.13%            17.69%
7/2/97                                    -5.58%            19.40%
7/3/97                                    -6.84%            21.11%
7/7/97                                    -7.39%            20.48%
7/8/97                                    -7.35%            21.35%
7/9/97                                    -7.76%            19.87%
7/10/97                                   -7.66%            20.69%
7/11/97                                   -8.10%            21.07%
7/14/97                                   -7.90%            21.30%
7/15/97                                   -7.86%            22.27%
7/16/97                                   -8.83%            23.70%
7/17/97                                   -8.76%            23.05%
7/18/97                                   -8.20%            20.89%
7/21/97                                   -7.93%            20.58%
7/22/97                                   -9.45%            23.36%
7/23/97                                   -9.72%            23.70%
7/24/97                                   -9.58%            24.19%
7/25/97                                   -9.25%            23.99%
7/28/97                                   -9.67%            23.69%
7/29/97                                  -10.24%            24.46%
7/30/97                                  -10.87%            25.78%
7/31/97                                  -11.36%            26.04%
8/1/97                                    -9.13%            25.10%
8/4/97                                    -8.83%            25.52%
8/5/97                                    -8.69%            25.79%
8/6/97                                    -8.83%            26.84%
8/7/97                                    -8.20%            25.63%
8/8/97                                    -6.59%            23.30%
8/11/97                                   -6.62%            23.76%
8/12/97                                   -6.27%            22.38%
8/13/97                                   -6.66%            21.78%
8/14/97                                   -7.66%            22.14%
8/15/97                                   -7.66%            18.98%
8/18/97                                   -8.18%            20.52%
8/19/97                                   -8.31%            22.31%
8/20/97                                   -8.00%            24.07%
8/21/97                                   -7.18%            22.18%
8/22/97                                   -6.14%            21.98%
8/25/97                                   -6.14%            21.53%
8/26/97                                   -6.35%            20.59%
8/27/97                                   -6.38%            20.68%
8/28/97                                   -7.46%            19.36%
8/29/97                                   -7.04%            18.80%
9/2/97                                    -7.46%            22.51%
9/3/97                                    -7.25%            22.55%
9/4/97                                    -7.11%            22.95%
9/5/97                                    -6.52%            22.71%
9/8/97                                    -6.97%            22.99%
9/9/97                                    -6.83%            23.31%
9/10/97                                   -6.45%            21.38%
9/11/97                                   -6.03%            20.53%
9/12/97                                   -7.25%            22.03%
9/15/97                                   -7.53%            21.48%
9/16/97                                   -9.83%            24.90%
9/17/97                                  -10.10%            24.55%
9/18/97                                  -10.10%            25.12%
9/19/97                                  -10.27%            25.54%
9/22/97                                  -10.66%            26.19%
9/23/97                                  -10.17%            25.73%
9/24/97                                  -10.98%            24.75%
9/25/97                                   -9.93%            23.88%
9/26/97                                  -10.36%            24.84%
9/29/97                                  -10.20%            25.92%
9/30/97                                   -9.77%            25.12%
10/1/97                                  -11.03%            26.19%
10/2/97                                  -11.28%            26.86%
10/3/97                                  -11.22%            27.46%
10/6/97                                  -11.84%            28.47%
10/7/97                                  -12.17%            29.85%
10/8/97                                  -10.36%            28.62%
10/9/97                                  -10.29%            28.20%
10/10/97                                  -9.58%            27.72%
10/13/97                                  -9.58%            27.87%
10/14/97                                 -10.53%            28.15%
10/15/97                                 -10.07%            27.55%
10/16/97                                 -10.10%            26.17%
10/17/97                                  -9.41%            24.70%
10/20/97                                  -9.63%            26.22%
10/21/97                                  -9.67%            28.42%
10/22/97                                  -9.77%            27.92%
10/23/97                                 -11.00%            25.57%
10/24/97                                 -11.39%            24.37%
10/27/97                                 -12.17%            15.83%
10/28/97                                 -11.55%            21.68%
10/29/97                                 -12.39%            21.40%
10/30/97                                 -13.20%            19.36%
10/31/97                                 -13.48%            20.80%
11/3/97                                  -12.65%            24.02%
11/4/97                                  -12.10%            24.26%
11/5/97                                  -12.14%            24.52%
11/6/97                                  -12.87%            23.89%
11/7/97                                  -13.39%            22.51%
11/10/97                                 -13.45%            21.66%
11/11/97                                 -13.45%            22.01%
11/12/97                                 -13.74%            19.66%
11/13/97                                 -14.04%            21.07%
11/14/97                                 -14.32%            22.62%
11/17/97                                 -14.52%            24.97%
11/18/97                                 -14.55%            23.92%
11/19/97                                 -15.18%            24.76%
11/20/97                                 -14.83%            26.66%
11/21/97                                 -15.08%            27.20%
11/24/97                                 -14.42%            25.04%
11/25/97                                 -14.70%            25.58%
11/26/97                                 -14.77%            25.69%
11/28/97                                 -15.00%            26.19%
12/1/97                                  -15.08%            28.75%
12/2/97                                  -15.08%            28.34%
12/3/97                                  -15.28%            29.01%
12/4/97                                  -15.00%            28.53%
12/5/97                                  -14.42%            29.94%
12/8/97                                  -13.62%            29.75%
12/9/97                                  -13.65%            28.88%
12/10/97                                 -14.20%            28.09%
12/11/97                                 -15.25%            26.13%
12/12/97                                 -16.43%            25.92%
12/15/97                                 -15.91%            27.24%
12/16/97                                 -16.15%            27.86%
12/17/97                                 -15.72%            27.53%
12/18/97                                 -16.35%            26.18%
12/19/97                                 -16.93%            25.05%
12/22/97                                 -17.08%            25.96%
12/23/97                                 -17.03%            24.04%
12/24/97                                 -16.93%            23.19%
12/26/97                                 -16.90%            23.69%
12/29/97                                 -16.66%            25.92%
12/30/97                                 -15.91%            28.23%
12/31/97                                 -16.56%            28.17%
1/2/98                                   -17.65%            28.78%
1/5/98                                   -19.32%            29.05%
1/6/98                                   -19.48%            27.67%
1/7/98                                   -18.42%            27.32%
1/8/98                                   -19.08%            26.27%
1/9/98                                   -19.67%            22.53%
1/12/98                                  -19.80%            24.05%
1/13/98                                  -19.67%            25.76%
1/14/98                                  -19.29%            26.52%
1/15/98                                  -19.18%            25.57%
1/16/98                                  -18.41%            27.00%
1/20/98                                  -18.01%            29.25%
1/21/98                                  -18.31%            28.22%
1/22/98                                  -17.70%            27.20%
1/23/98                                  -15.91%            26.48%
1/26/98                                  -17.10%            26.39%
1/27/98                                  -16.38%            27.99%
1/28/98                                  -16.42%            29.10%
1/29/98                                  -17.77%            30.16%
1/30/98                                  -18.25%            29.47%
2/2/98                                   -17.46%            32.25%
2/3/98                                   -17.46%            32.87%
2/4/98                                   -17.46%            32.99%
2/5/98                                   -16.69%            32.55%
2/6/98                                   -16.81%            33.73%
2/9/98                                   -16.32%            33.50%
2/10/98                                  -16.60%            34.59%
2/11/98                                  -17.62%            34.72%
2/12/98                                  -17.25%            35.27%
2/13/98                                  -17.70%            34.73%
2/17/98                                  -18.38%            35.09%
2/18/98                                  -17.83%            36.31%
2/19/98                                  -17.67%            35.81%
2/20/98                                  -17.46%            36.60%
2/23/98                                  -16.86%            37.12%
2/24/98                                  -15.96%            36.12%
2/25/98                                  -16.66%            37.75%
2/26/98                                  -16.32%            38.51%
2/27/98                                  -16.66%            38.60%
3/2/98                                   -15.17%            38.38%
3/3/98                                   -14.69%            38.95%
3/4/98                                   -14.91%            38.33%
3/5/98                                   -14.62%            36.71%
3/6/98                                   -15.27%            39.43%
3/9/98                                   -16.01%            38.99%
3/10/98                                  -16.08%            40.57%
3/11/98                                  -16.55%            41.12%
3/12/98                                  -17.38%            41.31%
3/13/98                                  -17.12%            41.14%
3/16/98                                  -17.65%            42.55%
3/17/98                                  -17.19%            42.71%
3/18/98                                  -16.91%            43.37%
3/19/98                                  -16.88%            43.93%
3/20/98                                  -17.17%            45.18%
3/23/98                                  -17.25%            44.70%
3/24/98                                  -17.25%            46.03%
3/25/98                                  -16.48%            45.54%
3/26/98                                  -16.24%            45.39%
3/27/98                                  -16.19%            44.69%
3/30/98                                  -15.86%            44.44%
3/31/98                                  -16.39%            45.52%

    By mid-January, stocks began to rise once again. Returns for the first quarter of 1998 were impressive, especially in light of the trepidation the markets faced during the last half of 1997. The negative news of the Asian economic crisis and the parade of companies that had issued profit warnings were discarded as either too distant or too isolated to discourage investors. On March 31, 1998 the Dow and the S&P 500 closed near all-time highs while the NASDAQ 100 closed at a record high.

IN SUMMARY

    Our latest fiscal year was filled with opportunity and uncertainty. Investors who remained invested in the market were greatly rewarded as equity markets continued their strong advance. In addition, the U.S. economy is arguably in its best shape in a generation; interest rates are low, inflation is benign, unemployment is low and U.S. productivity is soaring. As always, Rydex remains committed to meeting the needs of investment professionals by expanding upon our Fund offerings.

    Thank you for investing in the Rydex Funds. If you need additional information or have any questions, please call us at (800) 820-0888 to request a current prospectus containing more complete information including management fees, charges and expenses. Please read the prospectus carefully before you invest or send money.

Sincerely,

       [/S/ ALBERT P. VIRAGH, JR.]
Albert P. (Skip) Viragh
Chairman of the Board

                               RYDEX SERIES TRUST

FUND STRATEGY AND PERFORMANCE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In this section you will find information about how each Rydex Fund performed during the latest fiscal year in comparison to its benchmark index. In addition, each Fund's investment strategy will be described in brief to provide an understanding of the factors that affected the Funds' performance during the period. If you have any questions or comments, call us at (800) 820-0888 or
(301) 468-8520.

THE U. S. GOVERNMENT MONEY MARKET FUND

THE INVESTMENT OBJECTIVE OF THE U. S. GOVERNMENT MONEY MARKET FUND IS TO PROVIDE SECURITY OF PRINCIPAL, HIGH CURRENT INCOME, AND LIQUIDITY.
INCEPTION: DECEMBER 3, 1993

From April 1, 1997 to March 31, 1998 short-term interest rates remained relatively stable. The yield on the three-month U. S. Treasury Bill ranged from a high of 5.47% to a low of 4.83%.

Consistent with its objective, the Fund invested in U. S. Treasury Bills, short-term Government Agency discount notes, and overnight repurchase agreements fully collateralized by U. S. Government securities. The advisor generally kept the Fund's weighted average maturity relatively short in order to maximize liquidity and maintain a stable net asset value. The Fund returned 4.69% during the latest fiscal year ending March 31, 1998.

THE NOVA FUND

BENCHMARK: 150% OF THE PERFORMANCE OF THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX-TM-
INCEPTION: JULY 12, 1993

The S&P 500, which is dominated by higher capitalization stocks such as General Electric, Coca-Cola, Exxon and Merck, did exceptionally well during the period. For the past 12 months, large-cap stocks outperformed mid-cap and small-cap stocks. The S&P 500 reached an all time high of 1105.65 on March 24, 1998 and finished the period with a total return of 45.52%. To achieve its objective, Nova invested primarily in S&P 500 futures contracts and call options on S&P 500 futures contracts. By using call options and futures contracts, the Fund maintained a 150% exposure to the S&P 500 Index.

           CUMULATIVE FUND PERFORMANCE: JULY 12, 1993--MARCH 31, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               RYDEX NOVA FUND      S&P 500 INDEX
7/12/93                   $10,000           $10,000
9/30/93                   $10,390           $10,222
12/31/93                  $10,699           $10,389
3/31/94                    $9,810            $9,928
5/31/94                   $10,170           $10,168
8/31/94                   $10,769           $10,591
10/31/94                  $10,619           $10,521
1/31/95                   $10,566           $10,478
4/28/95                   $11,994           $11,464
6/30/95                   $12,947           $12,133
9/29/95                   $14,328           $13,016
11/30/95                  $15,085           $13,483
2/29/96                   $16,126           $14,264
5/31/96                   $17,003           $14,903
7/31/96                   $15,929           $14,253
10/31/96                  $18,351           $15,708
12/31/96                  $19,508           $16,498
3/31/97                   $19,886           $16,863
6/30/97                   $24,889           $19,714
8/29/97                   $25,455           $20,034
11/28/97                  $27,167           $21,279
2/27/98                   $30,975           $23,372
3/31/98                   $33,214           $24,539

------------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL RETURN
                                                                         -----------------------------------------
                                                                           FISCAL YEAR
                                                                              ENDED            SINCE INCEPTION
                                                                             3-31-98        (7-12-93) TO 3-31-98
------------------------------------------------------------------------------------------------------------------
Nova Fund                                                                       67.02%               232.14%
S & P 500 Index                                                                 45.52%               145.39%
------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S & P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

THE URSA FUND

BENCHMARK: INVERSE (OPPOSITE) OF THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX-TM-
INCEPTION: JANUARY 7, 1994

The Ursa Fund is designed to be 100% short the market at all times. To achieve its objective, the Ursa Fund sold S&P 500 futures contracts and purchased put options on S&P 500 futures contracts. As designed, the Fund inversely correlated to the S&P 500 Index. The Ursa Fund posted a -29.06% total return for the period as a result of its short position as compared to the 45.52% return for the S&P
500. Although Ursa remained 100% short the market on each trading day, over the entire period the Fund tended to deviate, to the benefit of shareholders, due to a negative compounding effect.

          CUMULATIVE FUND PERFORMANCE: JANUARY 7, 1994--MARCH 31, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               RYDEX URSA FUND      S&P 500 INDEX
1/7/94                    $10,000           $10,000
3/31/94                   $10,500            $9,486
6/30/94                   $10,540            $9,455
9/30/94                   $10,200            $9,847
11/30/94                  $10,440            $9,655
2/28/95                    $9,838           $10,372
5/31/95                    $9,164           $11,351
8/31/95                    $8,850           $11,957
10/31/95                   $8,644           $12,375
12/29/95                   $8,283           $13,108
3/29/96                    $7,985           $13,737
5/31/96                    $7,820           $14,240
8/30/96                    $8,098           $13,875
11/29/96                   $7,068           $16,110
1/31/97                    $6,903           $16,730
4/30/97                    $6,841           $17,053
6/30/97                    $6,231           $18,837
9/30/97                    $5,880           $20,159
12/31/97                   $5,749           $20,652
2/27/98                    $5,365           $22,331
3/31/98                    $5,147           $23,446

------------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL RETURN
                                                                         -----------------------------------------
                                                                           FISCAL YEAR
                                                                              ENDED            SINCE INCEPTION
                                                                             3-31-98         (1-7-94) TO 3-31-98
------------------------------------------------------------------------------------------------------------------
Ursa Fund                                                                       -29.06               -48.53
S & P 500 Index                                                                  45.52               134.46
------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S & P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

THE OTC FUND

BENCHMARK: NASDAQ 100 INDEX-TM- (NDX)
INCEPTION: FEBRUARY 14, 1994

The OTC Fund finished the fiscal year with an impressive 55.05% total return. The Fund outperformed the NASDAQ 100 Index-TM-, which posted a 53.15% total return. To closely match the return of its benchmark, the Fund owned between 75 and 80 stocks representing approximately 95% of the capitalization of the index. Technology companies involved in the software, electronics, and computer industries dominate the NASDAQ 100, which consists of the largest 100 non-financial companies traded on the NASDAQ Stock Market. Even though technology stocks were hit particularly hard during the last quarter of 1997, these companies rebounded strongly in the first quarter of 1998.

         CUMULATIVE FUND PERFORMANCE: FEBRUARY 14, 1994--MARCH 31, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              OTC FUND       NASDAQ COMPOSITE        NASDAQ 100
2/14/94          $10,000                  $10,000         $10,000
5/31/94           $9,260                   $9,360          $9,352
7/29/94           $8,960                   $9,194          $9,137
10/31/94         $10,000                   $9,899         $10,196
12/30/94          $9,721                   $9,574          $9,979
3/31/95          $10,721                  $10,404         $11,038
5/31/95          $11,720                  $11,007         $12,049
8/31/95          $14,014                  $12,988         $14,237
10/31/95         $14,631                  $13,191         $14,781
1/31/96          $14,424                  $13,493         $14,609
3/29/96          $14,805                  $14,023         $15,050
6/28/96          $16,503                  $15,087         $16,719
8/30/96          $16,188                  $14,533         $16,380
11/29/96         $20,455                  $16,457         $20,587
1/31/97          $22,658                  $17,568         $22,748
4/30/97          $21,632                  $16,051         $21,593
6/30/97          $23,694                  $18,360         $23,631
9/30/97          $27,132                  $21,461         $27,083
11/28/97         $26,030                  $20,377         $25,931
2/27/98          $29,705                  $22,541         $29,477
3/31/98          $30,341                  $23,371         $30,132

------------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL RETURN
                                                                         -----------------------------------------
                                                                           FISCAL YEAR
                                                                              ENDED            SINCE INCEPTION
                                                                             3-31-98        (2-14-94) TO 3-31-98
------------------------------------------------------------------------------------------------------------------
OTC Fund                                                                        55.05%               203.41%
NASDAQ 100 Index-TM-                                                            53.15%               201.32%
NASDAQ Composite Index-TM-                                                      50.26%               133.71%
------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE NASDAQ COMPOSITE INDEX-TM- AND THE NASDAQ 100 INDEX-TM- ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

THE PRECIOUS METALS FUND

BENCHMARK: PHILADELPHIA STOCK EXCHANGE GOLD/SILVER INDEX-TM- (XAU)
INCEPTION: DECEMBER 1, 1993

To achieve its objective, the Precious Metals Fund primarily invested in the 11 stocks that make up its benchmark index. Several negative factors affected the price of gold over the last 12 months. These factors including continued European central banks' selling of gold reserves, low inflation, increased mine production, and scandals involving a junior exploration company caused precious metals stocks to continue their downward trend. The central bank selling occurred in preparation for the formation of the new European Central Bank and a single European currency. As part of the preparation, each country must reduce debt to less than 3% of GDP. To accomplish this, some central banks were selling gold to use the proceeds to reduce debt levels. The precious metals sector has been under pressure for several years and in November of 1997, gold dropped below $300 an ounce for the first time since 1985. Although the last quarter of the reporting period ended with an impressive rally in gold and silver stocks, the total return for the XAU Index was -21.56% for the period.

         CUMULATIVE FUND PERFORMANCE: DECEMBER 1, 1993--MARCH 31, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                RYDEX PRECIOUS METALS FUND       XAU INDEX     S&P 500 INDEX
12/1/93                                $10,000       $10,000           $10,000
1/31/94                                $10,080       $10,908           $10,427
3/31/94                                $10,030       $11,062            $9,651
5/31/94                                 $8,770        $9,955            $9,884
7/29/94                                 $8,150        $9,246            $9,921
9/30/94                                 $9,520       $10,941           $10,018
11/30/94                                $7,480        $8,497            $9,822
1/31/95                                 $7,073        $8,057           $10,185
3/31/95                                 $8,854       $10,092           $10,840
5/31/95                                 $8,753        $9,929           $11,548
7/31/95                                 $8,704        $9,821           $12,169
9/29/95                                 $9,107       $10,276           $12,653
11/30/95                                $8,906       $10,021           $13,106
1/31/96                                $10,368       $11,671           $13,770
3/29/96                                $10,570       $11,901           $13,975
5/31/96                                $10,973       $12,319           $14,487
7/31/96                                 $9,138       $10,289           $13,855
8/30/96                                 $9,198       $10,305           $14,116
10/31/96                                $8,563        $9,565           $15,269
12/31/96                                $8,633        $9,660           $16,037
2/28/97                                 $9,087       $10,132           $17,121
4/30/97                                 $6,949        $7,766           $17,349
6/30/97                                 $7,060        $7,910           $19,163
8/29/97                                 $7,272        $8,181           $19,474
10/31/97                                $6,394        $7,274           $19,802
12/31/97                                $5,386        $6,139           $21,010
2/27/98                                 $5,436        $6,243           $22,718
3/31/98                                 $5,870        $6,757           $23,853

------------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL RETURN
                                                                         -----------------------------------------
                                                                           FISCAL YEAR
                                                                              ENDED            SINCE INCEPTION
                                                                             3-31-98        (12-1-93) TO 3-31-98
------------------------------------------------------------------------------------------------------------------
Precious Metals Fund                                                            -23.82%               -41.30%
XAU Index                                                                       -21.56%               -32.43%
S & P 500 Index                                                                  45.52%               138.53%
------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S & P 500 INDEX AND THE XAU INDEX ARE UNMANAGED STOCK INDEXES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

THE U. S. GOVERNMENT BOND FUND

BENCHMARK: 120% OF THE PRICE MOVEMENT OF CURRENT LONG TREASURY BOND
INCEPTION: JANUARY 3, 1994

Low inflation, a flight to quality, and a strong dollar pushed bond prices higher during the period. The Consumer Price Index rose just 1.4% in the 12 months ended March 31, 1998. This is the smallest increase in more than a decade. In addition, the prospect for a U.S. budget surplus had a positive influence on the price of bonds. The yield on the benchmark 30-year U.S. Treasury Bond dropped from 7.1% to 5.93% during the reporting period. To achieve its objective of 120% exposure to the price movement of the Long Treasury Bond, the Fund purchased the 30-year Treasury Bond and call options on Treasury Bond futures.

          CUMULATIVE FUND PERFORMANCE: JANUARY 3, 1994--MARCH 31, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               RYDEX BOND FUND         LEHMAN LONG TREASURY INDEX           PRICE MOVEMENT OF LONG BOND
1/3/94                    $10,000                              $10,000                               $10,000
3/31/94                    $8,957                               $9,495                                $9,175
6/30/94                    $8,382                               $9,222                                $8,608
8/31/94                    $8,548                               $9,451                                $8,647
11/30/94                   $8,071                               $9,163                                $8,109
2/28/95                    $8,735                               $9,914                                $8,610
4/28/95                    $8,881                              $10,155                                $8,723
7/31/95                    $9,670                              $10,892                                $9,263
9/29/95                   $10,181                              $11,316                                $9,589
12/29/95                  $11,170                              $12,268                               $10,326
3/29/96                    $9,977                              $11,457                                $9,308
5/31/96                    $9,639                              $11,193                                $8,902
8/30/96                    $9,540                              $11,359                                $8,811
10/31/96                  $10,250                              $12,066                                $9,276
1/31/97                   $10,351                              $12,205                                $9,143
4/30/97                   $10,212                              $12,128                                $8,828
6/30/97                   $10,859                              $12,769                                $9,230
9/30/97                   $11,148                              $13,142                                $9,346
11/28/97                  $11,650                              $13,648                                $9,648
2/27/98                   $12,300                              $14,312                               $10,035
3/16/98                   $12,210                              $14,198                                $9,914

------------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL RETURN
                                                                         -----------------------------------------
                                                                           FISCAL YEAR
                                                                              ENDED            SINCE INCEPTION
                                                                             3-31-98         (1-3-94) TO 3-31-98
------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                                                       24.72%                22.09%
Price movement of 30-year Treasury Bond                                         14.98%                -0.86%
Lehman Brothers Long T-Bond Index                                               20.57%                41.98%
------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE LEHMAN BROTHERS LONG T-BOND INDEX IS AN UNMANAGED BOND INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. THE PRICE MOVEMENT OF THE 30-YEAR TREASURY BOND REPRESENTS A CUMULATIVE PERCENTAGE CHANGE IN ITS CLOSING PRICE. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

THE JUNO FUND

BENCHMARK: INVERSE (OPPOSITE) OF THE PRICE MOVEMENT OF CURRENT LONG TREASURY
BOND
INCEPTION: MARCH 3, 1995

To achieve its objective, the Juno Fund attempts to approximate a 100% short position in the Long Treasury Bond. During the fiscal year, the Fund sold Treasury Bond futures and bought puts on Treasury Bond futures traded on the Chicago Board of Trade. As previously mentioned, bond prices rose during the period. As a result of its short position in Treasury bond futures the Juno Fund posted a -9.92% total return compared to the 14.98% total return of the 30-year Treasury Bond.

           CUMULATIVE FUND PERFORMANCE: MARCH 3, 1995--MARCH 31, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              JUNO FUND        LEHMAN LONG TREASURY INDEX           PRICE MOVEMENT OF LONG BOND
3/3/95            $10,000                              $10,000                               $10,000
5/31/95            $9,120                              $11,173                               $11,136
6/30/95            $9,080                              $11,291                               $11,182
8/31/95            $9,130                              $11,343                               $11,057
10/31/95           $8,840                              $11,877                               $11,524
12/29/95           $8,550                              $12,509                               $12,128
2/29/96            $9,060                              $11,902                               $11,217
4/30/96            $9,510                              $11,481                               $10,630
6/28/96            $9,470                              $11,671                               $10,604
8/30/96            $9,700                              $11,519                               $10,275
9/30/96            $9,500                              $11,834                               $10,528
11/29/96           $8,970                              $12,709                               $11,225
1/31/97            $9,365                              $12,308                               $10,613
3/31/97            $9,736                              $12,007                               $10,127
5/30/97            $9,525                              $12,429                               $10,362
7/31/97            $8,963                              $13,417                               $11,226
9/30/97            $9,083                              $13,402                               $11,008
11/28/97           $8,812                              $14,032                               $11,477
12/31/97           $8,720                              $14,260                               $11,662
2/27/98            $8,741                              $14,445                               $11,674
3/31/98            $8,771                              $14,476                               $11,644

------------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL RETURN
                                                                         -----------------------------------------
                                                                           FISCAL YEAR
                                                                              ENDED            SINCE INCEPTION
                                                                             3-31-98         (3-3-95) TO 3-31-98
------------------------------------------------------------------------------------------------------------------
The Juno Fund                                                                   -9.92%                -12.29%
Price movement of 30-year Treasury Bond                                         14.98%                 16.44%
Lehman Brothers Long T-Bond Index                                               20.57%                 44.76%
------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE LEHMAN BROTHERS LONG T-BOND INDEX IS AN UNMANAGED BOND INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. THE PRICE MOVEMENT OF THE 30-YEAR TREASURY BOND REPRESENTS A CUMULATIVE PERCENTAGE CHANGE IN ITS CLOSING PRICE. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

THE HIGH YIELD FUND

BENCHMARK: MERRILL LYNCH HIGH YIELD MASTER INDEX
INCEPTION: JANUARY 3, 1997

The Fund invested primarily in below investment grade corporate bonds, commonly known as "junk bonds". To achieve its objective to match the performance of the Merrill Lynch High Yield Master Index, the Fund invested in a portfolio of corporate bonds designed to match the risk characteristics of its benchmark. Several negative factors including the Asian Financial crisis, bid/ask spread slippage, uncertainty of corporate earnings prospects, and heightened volatility in the equity markets caused the Fund to under-perform its benchmark. In addition, high yield bonds did not quite capture the full effect of the interest rate drop, but this is characteristic of these hybrid securities.

          CUMULATIVE FUND PERFORMANCE: JANUARY 3, 1997--MARCH 31, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              RYDEX HIGH YIELD      MERRILL LYNCH INDEX
1/3/97                   $10,000                   $10,000
1/31/97                  $10,100                   $10,094
2/28/97                  $10,237                   $10,236
3/31/97                   $9,997                   $10,122
4/30/97                  $10,079                   $10,237
5/30/97                  $10,245                   $10,441
6/30/97                  $10,344                   $10,602
7/31/97                  $10,583                   $10,857
8/29/97                  $10,556                   $10,832
9/30/97                  $10,740                   $11,017
10/31/97                 $10,591                   $11,090
11/28/97                 $10,589                   $11,190
12/31/97                 $10,630                   $11,302
1/30/98                  $10,441                   $11,467
2/27/98                  $10,423                   $11,514
3/31/98                  $10,471                   $11,617

------------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL RETURN
                                                                         -----------------------------------------
                                                                           FISCAL YEAR
                                                                              ENDED            SINCE INCEPTION
                                                                             3-31-98         (1-3-97) TO 3-31-98
------------------------------------------------------------------------------------------------------------------
High Yield Fund                                                                  4.74%                4.71%
Merrill Lynch High Yield Master Index                                           14.77%               16.17%
------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE MERRILL LYNCH HIGH YIELD MASTER INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

                               RYDEX SERIES TRUST

                                      NOVA

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 1998

--------------------------------------------------------------------------------

                                                            MARKET
                                                             VALUE
                                           CONTRACTS      (NOTE 1)
                                         -----------  ------------
OPTIONS PURCHASED 30.5%
Call Options on:
  S&P 500 Index Expiring June 1998 at
    775                                        2,103  $176,389,125
  S&P 500 Index Expiring June 1998 at
    400                                        1,145    80,578,230
  S&P 500 Index Expiring June 1998 at
    790                                          265    21,259,625
                                                      ------------
    Total Call Options (Cost
      $265,332,465)                                    278,226,980
                                                      ------------


                                         FACE AMOUNT
                                         -----------
U.S. TREASURY OBLIGATIONS 50.8%
  U.S. Treasury Bill 5.000% 4/02/98      $40,000,000    39,994,444
  U.S. Treasury Bill 5.100% 4/02/98       50,000,000    49,992,917
  U.S. Treasury Bill 5.250% 4/02/98       25,000,000    24,996,354
  U.S. Treasury Bill 5.310% 4/16/98       50,000,000    49,889,375
  U.S. Treasury Bill 5.365% 4/16/98       25,000,000    24,944,114
  U.S. Treasury Bill 5.250% 4/23/98       25,000,000    24,919,792
  U.S. Treasury Bill 5.370% 4/23/98       50,000,000    49,835,917
  U.S. Treasury Bill 5.085% 4/30/98       25,000,000    24,897,594
  U.S. Treasury Bill 5.320% 4/30/98       50,000,000    49,785,722
  U.S. Treasury Bill 4.980% 5/07/98       50,000,000    49,751,000
  U.S. Treasury Bill 5.080% 5/07/98       25,000,000    24,873,000
  U.S. Treasury Bill 5.040% 5/21/98       25,000,000    24,825,000
  U.S. Treasury Bill 5.035% 5/28/98       25,000,000    24,800,698
                                                      ------------
    Total U.S. Treasury Obligations
      (Cost $463,505,927)                              463,505,927
                                                      ------------

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                      NOVA

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                                  March 31, 1998

--------------------------------------------------------------------------------

                                                            MARKET
                                                             VALUE
                                         FACE AMOUNT      (NOTE 1)
                                         -----------  ------------
REPURCHASE AGREEMENTS 18.7%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 3):
  5.87% due 4/01/98                      $40,747,797  $ 40,747,797
  5.875% due 4/01/98                      40,747,797    40,747,797
  5.89% due 4/01/98                       30,560,848    30,560,848
  5.90% due 4/01/98                       59,043,558    59,043,558
                                                      ------------
    Total Repurchase Agreements (Cost
      $171,100,000)                                    171,100,000
                                                      ------------
    Total Investments 100% (Cost
      $899,938,392)                                   $912,832,907
                                                      ------------
                                                      ------------

                                                        UNREALIZED
                                                              GAIN
                                           CONTRACTS      (NOTE 1)
                                         -----------  ------------
FUTURES CONTRACTS PURCHASED
S&P 500 Futures Contracts Expiring June
  1998
  (Underlying Face Amount at Market
  Value $707,110,875)                          2,547  $ 13,453,209
                                                      ------------
                                                      ------------

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                      URSA

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 1998

--------------------------------------------------------------------------------

                                                            MARKET
                                                             VALUE
                                           CONTRACTS      (NOTE 1)
                                         -----------  ------------
OPTIONS PURCHASED 8.0%
Put Options on:
  S&P 500 Futures Contract Expiring
    June 1998 at 1400                            300  $ 21,712,500
                                                      ------------
    Total Put Options (Cost
      $23,979,600)                                      21,712,500
                                                      ------------


                                         FACE AMOUNT
                                         -----------
U.S. TREASURY OBLIGATIONS 76.7%
  U.S. Treasury Bill 4.960% 4/02/98      $50,000,000    49,993,111
  U.S. Treasury Bill 5.375% 4/16/98       25,000,000    24,944,011
  U.S. Treasury Bill 5.230% 4/23/98       50,000,000    49,840,194
  U.S. Treasury Bill 5.290% 4/23/98       25,000,000    24,919,181
  U.S. Treasury Bill 5.000% 5/07/98*      60,000,000    59,700,000
                                                      ------------
    Total U.S. Treasury Obligations
      (Cost $209,396,497)                              209,396,497
                                                      ------------
REPURCHASE AGREEMENTS 15.3%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 3):
  5.87% due 4/01/98                        9,930,936     9,930,936
  5.875% due 4/01/98                       9,930,936     9,930,936
  5.89% due 4/01/98                        7,448,202     7,448,202
  5.90% due 4/01/98                       14,389,926    14,389,926
                                                      ------------
    Total Repurchase Agreements (Cost
      $41,700,000)                                      41,700,000
                                                      ------------
    Total Investments 100% (Cost
      $275,076,097)                                   $272,808,997
                                                      ------------
                                                      ------------
------------------------------------------------------------------

                                                        UNREALIZED
                                                              LOSS
                                           CONTRACTS      (NOTE 1)
                                         -----------  ------------
FUTURES CONTRACTS SOLD
S&P 500 Futures Contract Expiring June
  1998
  (Underlying Face Amount at Market
  Value $169,906,500)                            612  $ (5,121,509)
                                                      ------------
                                                      ------------

    * A PORTION OF THIS HOLDING IS PLEDGED AS COLLATERAL FOR STOCK INDEX FUTURES CONTRACTS.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                          U.S. GOVERNMENT MONEY MARKET

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 1998

--------------------------------------------------------------------------------

                                                            MARKET
                                                             VALUE
                                         FACE AMOUNT      (NOTE 1)
                                         -----------  ------------
FEDERAL AGENCY DISCOUNT NOTES 72.3%
  Fannie Mae 5.51% 4/13/98               $10,000,000  $  9,981,633
  Fannie Mae 5.37% 5/01/98                10,000,000     9,955,250
  Fannie Mae 5.48% 5/11/98                20,000,000    19,878,222
  Farmer Mac 5.51% 4/01/98                10,000,000    10,000,000
  Farmer Mac 5.46% 4/17/98                10,000,000     9,975,733
  Farmer Mac 5.46% 4/20/98                15,000,000    14,956,775
  Federal Farm Credit Banks 5.58%
    4/01/98                               10,000,000    10,000,000
  Federal Farm Credit Banks 5.48%
    4/08/98                               10,000,000     9,989,345
  Federal Farm Credit Banks 5.44%
    4/20/98                               10,000,000     9,971,289
  Federal Home Loan Banks 5.43% 4/01/98   10,000,000    10,000,000
  Federal Home Loan Banks 5.58% 4/01/98   20,000,000    20,000,000
  Federal Home Loan Banks 5.51% 4/03/98   10,000,000     9,996,939
  Federal Home Loan Banks 5.52% 4/13/98   10,000,000     9,981,600
  Federal Home Loan Banks 5.48% 4/15/98   10,000,000     9,978,689
  Freddie Mac 5.42% 4/02/98               10,000,000     9,998,494
  Freddie Mac 5.43% 4/06/98               10,000,000     9,992,458
  Freddie Mac 5.48% 4/07/98               10,000,000     9,990,867
  Freddie Mac 5.44% 4/09/98               20,000,000    19,975,822
  Freddie Mac 5.38% 4/10/98               20,000,000    19,973,100
  Freddie Mac 5.45% 4/15/98               10,000,000     9,978,806
  Freddie Mac 5.42% 4/17/98               10,000,000     9,975,911
  Freddie Mac 5.42% 5/29/98               10,000,000     9,912,678
                                                      ------------
    Total Federal Agency Discount Notes
      (Cost $264,463,611)                              264,463,611
                                                      ------------
FEDERAL AGENCY BONDS 6.8%
  Federal Farm Credit Banks 5.50%
    6/01/98                               15,000,000    15,000,000
  Federal Home Loan Banks 5.725%
    9/08/98                               10,000,000     9,997,260
                                                      ------------
    Total Federal Agency Bonds (Cost
      $24,997,260)                                      24,997,260
                                                      ------------

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                          U.S. GOVERNMENT MONEY MARKET

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                                  March 31, 1998

--------------------------------------------------------------------------------

                                                            MARKET
                                                             VALUE
                                         FACE AMOUNT      (NOTE 1)
                                         -----------  ------------
REPURCHASE AGREEMENTS 20.9%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 3):
  5.87% due 4/01/98                      $18,266,254  $ 18,266,254
  5.875% due 4/01/98                      18,266,254    18,266,254
  5.89% due 4/01/98                       13,699,690    13,699,690
  5.90% due 4/01/98                       26,487,802    26,467,802
                                                      ------------
      Total Repurchase Agreements (Cost
        $76,700,000)                                    76,700,000
                                                      ------------
      Total Investments 100% (Cost
        $366,160,871)                                 $366,160,871
                                                      ------------
                                                      ------------

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                OVER-THE-COUNTER

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 1998

--------------------------------------------------------------------------------

                                                          MARKET
                                                           VALUE
                                            SHARES      (NOTE 1)
                                         ---------  ------------
COMMON STOCKS 98.3%
  Microsoft Corporation*                 1,149,070  $102,841,765
  Intel Corporation                        774,247    60,439,656
  Cisco Systems, Inc.*                     481,480    32,921,195
  WorldCom, Inc.*                          551,185    23,735,404
  Dell Computer Corporation*               311,536    21,106,564
  Oracle Corporation*                      464,846    14,671,702
  MCI Communications Corporation           266,712    13,202,244
  Amgen, Inc.*                             125,221     7,622,828
  Sun Microsystems, Inc.*                  178,007     7,426,230
  Tele-Communications, Inc. Series A*      224,116     6,968,607
  Ericsson (LM) Telephone Company Class
    B ADR                                  132,955     6,323,672
  Applied Materials, Inc.*                 175,267     6,189,116
  HBO & Company                            100,404     6,061,892
  3Com Corporation*                        163,588     5,878,944
  Tellabs, Inc.*                            85,239     5,721,668
  PeopleSoft, Inc.*                        106,953     5,635,086
  Costco Companies, Inc.*                  102,411     5,466,187
  Comcast Corporation Special Class A      145,691     5,144,713
  PanAmSat Corporation                      70,789     4,309,280
  Parametric Technology Corporation*       128,039     4,265,299
  BMC Software, Inc.*                       48,304     4,048,479
  Compuware Corporation*                    81,726     4,035,221
  Nextel Communications, Inc. Class A*     113,560     3,832,650
  Ascend Communications, Inc.*              88,527     3,352,960
  Paychex, Inc.                             51,945     2,996,577

                                                          MARKET
                                                           VALUE
                                            SHARES      (NOTE 1)
                                         ---------  ------------
  Northwest Airlines Corporation Class
    A*                                      45,136  $  2,784,327
  Staples, Inc.*                           115,991     2,689,541
  Chancellor Media Corporation*             56,785     2,605,012
  Linear Technology Corporation             36,325     2,506,425
  Cintas Corporation                        45,773     2,368,753
  Nordstrom, Inc.                           36,557     2,332,794
  Maxim Integrated Products, Inc.*          62,078     2,261,967
  PACCAR, Inc.                              37,770     2,249,676
  Network Associates, Inc.*                 33,155     2,196,519
  Sigma Aldrich Corporation                 48,237     1,796,828
  Chiron Corporation*                       84,006     1,758,876
  Novell, Inc.*                            163,325     1,750,640
  Biogen, Inc.*                             35,727     1,721,595
  Starbucks Corporation*                    37,846     1,714,897
  Quintiles Transnational Corporation*      35,588     1,714,897
  Gartner Group, Inc.-- Class A*            45,731     1,709,196
  Qualcomm, Inc.*                           31,714     1,696,699
  ADC Telecommunications, Inc.*             61,319     1,690,105
  Reuters Hldgs, PLC-- Sponsor ADR          25,273     1,631,688
  Apple Computer, Inc.*                     59,162     1,626,955
  Altera Corporation*                       43,098     1,626,949
  Biomet, Inc.*                             53,098     1,592,940
  Fiserv, Inc.*                             24,929     1,579,875
  General Nutrition Companies, Inc.*        38,963     1,548,779
  KLA-Tencor Corporation*                   40,302     1,541,552

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                OVER-THE-COUNTER

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                                  March 31, 1998

--------------------------------------------------------------------------------

                                                          MARKET
                                                           VALUE
                                            SHARES      (NOTE 1)
                                         ---------  ------------
  Bed Bath & Beyond, Inc.*                  32,501  $  1,501,139
  Centocor, Inc.*                           33,409     1,490,877
  Adobe Systems, Inc.                       31,182     1,409,037
  Quantum Corporation*                      65,447     1,394,839
  American Power Conversion
    Corporation*                            46,084     1,322,035
  Xilinx, Inc.*                             35,178     1,316,976
  Electronic Arts, Inc.*                    27,684     1,299,418
  Jacor Communications, Inc.*               21,568     1,272,512
  Genzyme Corporation-- General
    Division*                               37,247     1,191,904
  Cambridge Technology Partners, Inc.*      23,924     1,185,733
  Cracker Barrel Old Country Store,
    Inc.                                    29,635     1,185,400
  Apollo Group, Inc.-- Class A*             24,479     1,178,052
  McCormick & Company, Inc.                 35,313     1,138,844
                                                          MARKET
                                                           VALUE
                                            SHARES      (NOTE 1)
                                         ---------  ------------
  Adaptec, Inc,*                            53,434  $  1,048,642
  DSC Communications Corporation*           55,799     1,014,844
  US Office Products Company*               53,229     1,011,351
  Autodesk, Inc.                            22,335       963,197
  Viking Office Products, Inc.*             40,148       933,441
  Tech Data Corporation*                    22,769       876,607
  Worthington Industries, Inc.              46,740       847,163
  First Health Group Corporation*           15,400       835,450
  Fastenal Company                          18,066       783,613
  Netscape Communications Corporation*      42,929       780,771
  FORE Systems, Inc.*                       47,088       741,636
  Atmel Corporation*                        46,709       703,554
  Oxford Health Plans, Inc.*                38,429       574,033
                                                    ------------
    Total Common Stocks (Cost
      $376,879,208)                                 $440,896,492
                                                    ------------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                OVER-THE-COUNTER

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                                  March 31, 1998

--------------------------------------------------------------------------------

                                                          MARKET
                                                           VALUE
                                         CONTRACTS      (NOTE 1)
                                         ---------  ------------
OPTIONS PURCHASED 0.1%
NASDAQ 100 Call Option Contract Expiring April
  1998 at 970
  (Cost $435,560)                                            20   $  504,000

                                                    FACE AMOUNT
                                                    -----------
REPURCHASE AGREEMENTS 1.6%
Repurchase Agreements Collateralized by U.S.
  Treasury Obligations (Note 3):
  5.87% due 4/01/98                                  $1,690,879   $1,690,879
  5.875% due 4/01/98                                  1,690,879    1,690,879
  5.89% due 4/01/98                                   1,268,160    1,268,160
  5.90% due 4/01/98                                   2,450,082    2,450,082
                                                                  ----------
    Total Repurchase Agreements (Cost $7,100,000)                  7,100,000
                                                                  ----------
    Total Investments 100% (Cost $384,414,768)                    $448,500,492
                                                                  ----------
                                                                  ----------

----------------------------------------------------------------------------

                                                                      MARKET
                                                      CONTRACTS        VALUE
                                                    -----------   ----------
WRITTEN OPTIONS CONTRACTS
Put Options On:
  NASDAQ 100 Option Contract Expiring April 1998
    at 970 (Proceeds $3,440)                                 20   $      750
                                                                  ----------
                                                                  ----------

                                                                  UNREALIZED
                                                                        GAIN
                                                                  ----------
FUTURES CONTRACTS PURCHASED
  NASDAQ 100 Futures Contract Expiring June 1998
    (Underlying Face Amount at Market Value
    $5,445,000)                                              44   $  163,842
                                                                  ----------
                                                                  ----------

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                PRECIOUS METALS

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 1998

--------------------------------------------------------------------------------

                                                          MARKET
                                                           VALUE
                                             SHARES     (NOTE 1)
                                         ----------  -----------
COMMON STOCKS 91.2%
Mining and Precious Metals Stocks
  Barrick Gold Corporation                  586,263  $12,677,937
  Newmont Mining Corporation                246,949    7,547,386
  Placer Dome, Inc.                         391,324    5,160,585
  Homestake Mining Company                  231,588    2,518,520
  Battle Mountain Gold Company, Class A     363,814    2,319,314
  Getchell Gold Corporation*                 48,506    1,012,563
  TVX Gold, Inc.*                           254,602      827,457
  Hecla Mining Company*                      86,204      571,101
  Echo Bay Mines, Ltd.                      218,426      505,110
  Coeur D'Alene Mines Corporation            34,260      441,098
  ASA Limited                                15,012      337,770
                                                     -----------
    Total Common Stocks (Cost
      $29,607,872)                                    33,918,841
                                                     -----------


                                          CONTRACTS
                                         ----------
OPTIONS PURCHASED 0.2%
XAU Index Call Option Contract Expiring
  April 1998 at 60
  (Cost $61,870)                                 40       85,500
                                         ----------  -----------

                                               FACE
                                             AMOUNT
                                         ----------
REPURCHASE AGREEMENTS 8.6%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 3):
  5.87% due 4/01/98                      $  762,086      762,086
  5.875% due 4/01/98                        762,086      762,086
  5.89% due 4/01/98                         571,565      571,565
  5.90% due 4/01/98                       1,104,263    1,104,263
                                                     -----------
    Total Repurchase Agreements (Cost
      $3,200,000)                                      3,200,000
                                                     -----------
    Total Investments 100% (Cost
      $32,869,742)                                   $37,204,341
                                                     -----------
                                                     -----------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                              U.S. GOVERNMENT BOND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 1998

--------------------------------------------------------------------------------

                                                           MARKET
                                                            VALUE
                                         FACE AMOUNT     (NOTE 1)
                                         -----------  -----------
U.S. TREASURY OBLIGATIONS 93.1%
U.S. Treasury Bond 6.125% due
  11/15/2027 (Cost $18,080,423)          $17,843,000  $18,305,803
                                                      -----------


                                           CONTRACTS
                                         -----------
OPTIONS PURCHASED 6.4%
Call Options on U.S Treasury Bond
  Futures Contract
  Expiring June 1998 at 100 (Cost
    $1,225,640)                                   62    1,255,500
                                                      -----------

                                         FACE AMOUNT
                                         -----------
REPURCHASE AGREEMENTS 0.5%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 3):
  5.87% due 4/01/98                      $    23,815       23,815
  5.875% due 4/01/98                          23,815       23,815
  5.89% due 4/01/98                           17,862       17,862
  5.90% due 4/01/98                           34,508       34,508
                                                      -----------
    Total Repurchase Agreements (Cost
      $100,000)                                           100,000
                                                      -----------
    Total Investments 100.0% (Cost
      $19,406,063)                                    $19,661,303
                                                      -----------
                                                      -----------

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                      JUNO

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 1998

--------------------------------------------------------------------------------

                                                           MARKET
                                                            VALUE
                                           CONTRACTS     (NOTE 1)
                                         -----------  -----------
OPTIONS PURCHASED 1.5%
Put options on:
  U.S. Treasury Bond Futures Contracts
    Expiring June 1998 at 132 (Cost
    $154,596)                                     15  $   176,250
                                                      -----------


                                         FACE AMOUNT
                                         -----------
U.S. TREASURY OBLIGATIONS 82.1%
U.S. Treasury Bill 5.10% 4/02/98 (Cost
  $9,998,583)                            $10,000,000  $ 9,998,583
                                                      -----------
REPURCHASE AGREEMENTS 16.4%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 3):
  5.87% due 4/01/98                          476,304      476,304
  5.875% due 4/01/98                         476,304      476,304
  5.89% due 4/01/98                          357,228      357,228
  5.90% due 4/01/98                          690,164      690,164
                                                      -----------
    Total Repurchase Agreements (Cost
      $2,000,000)                                       2,000,000
                                                      -----------
    Total Investments 100% (Cost
      $12,153,179)                                    $12,174,833
                                                      -----------
                                                      -----------

-----------------------------------------------------------------

                                                       UNREALIZED
                                           CONTRACTS       (LOSS)
                                         -----------  -----------
FUTURES CONTRACTS SOLD
U.S. Treasury Bond Futures Contract
  Expiring June 1998
  (Underlying Face Amount at Market
  Value $11,784,500)                              98  $  (117,587)
                                                      -----------
                                                      -----------

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                   HIGH YIELD

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 1998

--------------------------------------------------------------------------------

                                                                      MARKET
                                                                       VALUE
                                                    FACE AMOUNT     (NOTE 1)
                                                    -----------   ----------
NON-CONVERTIBLE CORPORATE BONDS 100%
  Noble Drilling Corporation 9.125% due 7/01/2006    $100,000     $  110,606
  Cleveland Electric Illumination Company 9.50%
    due 5/15/2005                                     100,000        109,469
  WorldCom, Inc. 7.75% due 4/01/2007                  100,000        107,805
  Comcast Corporation 9.375% due 5/15/2005            100,000        107,065
  HMH Properties, Inc. 9.50% due 5/15/2005            100,000        106,250
  Westinghouse Electric Corporation 8.875% due
    6/01/2001                                         100,000        104,196
  Lenfest Communications, Inc. 8.375% due
    11/01/2005                                        100,000        103,500
  CSC Holdings, Inc. 7.875% due 12/15/2007            100,000        103,000
  CMS Energy Corporation 8.125 due 5/15/2002          100,000        102,914
  Trump Atlantic City Associates 11.25% due
    5/01/2006                                         100,000        102,750
  Stone Container Corporation 9.875% due 2/01/2001    100,000        102,000
  Rogers Communications, Inc. 8.875% due 7/15/2007    100,000        101,750
  TCI Communications, Inc. 6.875% due 2/15/2006       100,000        101,082

                                                                      MARKET
                                                                       VALUE
                                                    FACE AMOUNT     (NOTE 1)
                                                    -----------   ----------
  Energy Corporation of America 9.50% due
    5/15/2007                                        $100,000     $  100,000
  Calenergy, Inc. 7.630% due 10/15/2007               100,000         99,556
  Falcon Drilling, Inc. 8.875% due 3/15/2003           75,000         79,125
  Sprint Spectrum L P 11.00% due 8/15/2006             50,000         57,750
  Arvin Capital 9.50% due 2/01/2027                    50,000         56,222
  El Paso Electric Company 8.90% due 2/01/2006         50,000         55,440
  Jones Intercable, Inc. 10.50% due 3/01/2008          50,000         55,000
  CSC Holdings, Inc. 9.875% due 5/15/2006              50,000         54,750
  Domtar, Inc. 9.50% due 8/01/2016                     50,000         53,895
  Pride Petroleum Services, Inc. 9.375% due
    5/01/2007                                          50,000         53,250
  Niagara Mohawk Power Corporation 7.750% due
    5/15/2006                                          50,000         53,195
  Rogers Cantel, Inc. 9.375% due 6/01/2008             50,000         53,125
  Toll Corporation 8.75% due 11/15/2006                50,000         53,000
  AMC Entertainment, Inc. 9.50% due 3/15/2009          50,000         52,750
  Newport News Shipbuilding, Inc. 8.625% due
    12/01/2006                                         50,000         52,625
  Borg-Warner Security Corporation 9.625% due
    3/15/2007                                          50,000         52,500

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                   HIGH YIELD

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                                  March 31, 1998

--------------------------------------------------------------------------------

                                                                      MARKET
                                                                       VALUE
                                                    FACE AMOUNT     (NOTE 1)
                                                    -----------   ----------
  Century Communications Corporation 8.875% due
    1/15/2007                                        $ 50,000     $   52,375
  Chevy Chase Savings Bank, FSB Maryland 9.250%
    due 12/01/2008                                     50,000         52,250
  Red Roof Inns, Inc. 9.625% due 12/15/2003            50,000         51,750
  Chelsea GCA Realty Partnership, L. P. 7.750% due
    1/26/2001                                          50,000         51,077
  K-Mart Corporation 7.950% due 2/01/2023              50,000         50,625
                                                                      MARKET
                                                                       VALUE
                                                    FACE AMOUNT     (NOTE 1)
                                                    -----------   ----------
  NL Industries, Inc. 11.75% due 10/15/2003          $ 25,000     $   27,812
  Texas Bottling Group, Inc. 9.00% due 11/15/2003      25,000         26,000
                                                                  ----------
    Total Non Convertible Corporate Bonds
      (Cost $2,600,368)                                            2,656,459
                                                                  ----------
    Total Investments 100%
      (Cost $2,600,368)                                           $2,656,459
                                                                  ----------
                                                                  ----------

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                                  March 31, 1998

--------------------------------------------------------------------------------

                                                                               U.S.
                                                                         GOVERNMENT
                                                                              MONEY
                                              NOVA FUND     URSA FUND   MARKET FUND
                                         --------------  ------------  ------------
ASSETS
  Repurchase Agreements                  $  171,100,000  $ 41,700,000  $ 76,700,000
  Investment Securities                     741,732,907   231,108,997   289,460,871
                                         --------------  ------------  ------------
  Securities at Value (Note 1)--See
    Accompanying Schedules                  912,832,907   272,808,997   366,160,871
  Receivable for Futures Contracts
    Settlement                                2,721,035            --            --
  Investment Income Receivable                   27,971         6,817       116,396
  Cash in Custodian Bank                      1,524,227     1,566,934        40,911
  Receivable for Shares Purchased            94,203,060     6,799,254    18,475,875
  Unamortized Organization Costs (Note
    1)                                            9,736        12,464         6,793
  Other Assets                                       --            50        49,293
                                         --------------  ------------  ------------
    Total Assets                          1,011,318,936   281,194,516   384,850,139
                                         --------------  ------------  ------------
LIABILITIES
  Payable for Securities Purchased           20,855,195            --            --
  Payable for Futures Contracts
    Settlement                                       --       839,995            --
  Liability for Shares Redeemed               3,415,664    25,801,403   131,230,474
  Dividends Payable                                  --            --        23,424
  Investment Advisory Fee Payable               550,356       207,683       130,976
  Transfer Agent Fee Payable                    183,452        57,690        52,391
  Other Liabilities                              67,654        62,525       118,150
                                         --------------  ------------  ------------
    Total Liabilities                        25,072,321    26,969,296   131,555,415
                                         --------------  ------------  ------------
NET ASSETS                               $  986,246,615  $254,225,220  $253,294,724
                                         --------------  ------------  ------------
                                         --------------  ------------  ------------
Shares Outstanding                           33,075,863    51,283,295   253,235,215
                                         --------------  ------------  ------------
                                         --------------  ------------  ------------
Net Asset Value Per Share                        $29.82         $4.96         $1.00
                                         --------------  ------------  ------------
                                         --------------  ------------  ------------

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                                  March 31, 1998

--------------------------------------------------------------------------------

                                            OVER-THE-     PRECIOUS         U.S.
                                              COUNTER       METALS   GOVERNMENT               HIGH YIELD
                                                 FUND         FUND    BOND FUND    JUNO FUND        FUND
                                         ------------  -----------  -----------  -----------  ----------
ASSETS
  Repurchase Agreements                  $  7,100,000  $ 3,200,000  $   100,000  $ 2,000,000  $       --
  Investment Securities                   441,400,492   34,004,341   19,561,303   10,174,833   2,656,459
                                         ------------  -----------  -----------  -----------  ----------
  Securities at Value (Note 1)--See
    Accompanying Schedules                448,500,492   37,204,341   19,661,303   12,174,833   2,656,459
  Receivable for Securities Sold           94,645,622    3,598,815           --           --     108,302
  Receivable for Futures Contracts
    Settlement                                 50,162           --           --           --          --
  Receivable from Advisor                          --           --           --           --          --
  Investment Income Receivable                 69,051       12,092      413,622          327      51,687
  Cash in Custodian Bank                       55,236       20,650       31,884       99,140      76,755
  Cash on Deposit with Broker                 494,526           --           --      661,173          --
  Receivable for Shares Purchased                  --    3,997,891    8,441,839      647,224      75,557
  Unamortized Organization Costs (Note
    1)                                          3,719        5,085        3,125       13,024      32,851
  Other Assets                                     --           11       11,531           --      11,222
                                         ------------  -----------  -----------  -----------  ----------
    Total Assets                          543,818,808   44,838,885   28,563,304   13,595,721   3,012,833
                                         ------------  -----------  -----------  -----------  ----------
LIABILITIES
  Payable for Securities Purchased         91,357,153    3,201,407    7,771,408           --          --
  Payable for Futures Contracts
    Settlement                                     --           --           --       45,938          --
  Written Options at Market Value                 750           --           --           --          --
  Liability for Shares Redeemed             2,253,162    7,064,009      251,830      633,137     321,591
  Dividends Payable                                --           --        4,736           --         936
  Investment Advisory Fee Payable             288,137       17,934        7,285       13,890       1,922
  Transfer Agent Fee Payable                   76,836        4,783        2,914        3,858         513
  Other Liabilities                            48,792       12,540       17,331       11,770       2,838
                                         ------------  -----------  -----------  -----------  ----------
    Total Liabilities                      94,024,830   10,300,673    8,055,504      708,593     327,800
                                         ------------  -----------  -----------  -----------  ----------
NET ASSETS                               $449,793,978  $34,538,212  $20,507,800  $12,887,128  $2,685,033
                                         ------------  -----------  -----------  -----------  ----------
                                         ------------  -----------  -----------  -----------  ----------
Shares Outstanding                         16,249,010    5,936,751    2,043,169    1,489,726     280,154
                                         ------------  -----------  -----------  -----------  ----------
                                         ------------  -----------  -----------  -----------  ----------
Net Asset Value Per Share                      $27.68        $5.82       $10.04        $8.65       $9.58
                                         ------------  -----------  -----------  -----------  ----------
                                         ------------  -----------  -----------  -----------  ----------

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                       Year Ended March 31, 1998

--------------------------------------------------------------------------------

                                                                             U.S.
                                                                       GOVERNMENT
                                                                            MONEY
                                            NOVA FUND      URSA FUND  MARKET FUND
                                         ------------  -------------  -----------
INVESTMENT INCOME
  Interest                               $ 21,669,434  $  14,829,192  $14,829,288
                                         ------------  -------------  -----------
    Total Income                           21,669,434     14,829,192   14,829,288
                                         ------------  -------------  -----------
EXPENSES
  12b1 Distribution Fees
  Advisory Fees (Note 4)                    4,588,393      2,956,581    1,361,674
  Transfer Agent Fees (Note 4)              1,529,464        821,273      544,706
  Audit and Outside Services                   34,201         25,439       18,070
  Accounting Fees (Note 4)                    140,353         93,626       82,651
  Legal                                       165,454        109,795       81,261
  Organizational Expenses                      34,857         16,538        8,877
  Registration Fees                            82,966         87,387       83,293
  Custodian Fees                               77,428         77,261        9,273
  Miscellaneous                               250,942        273,192      268,929
                                         ------------  -------------  -----------
    Total Expenses                          6,904,058      4,461,092    2,458,734
    Custodian Fees Paid Indirectly
      (Note 5)                                 72,009         71,790        2,275
                                         ------------  -------------  -----------
    Net Expenses                            6,832,049      4,389,302    2,456,459
                                         ------------  -------------  -----------
Net Investment Income                      14,837,385     10,439,890   12,372,829
                                         ------------  -------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net Realized Gain (Loss) on:
  Investment Securities                   (92,130,032)  (335,267,046)      (8,594)
  Written Options                         203,571,681    319,776,505           --
  Futures Contracts                        76,694,849    (93,588,852)          --
                                         ------------  -------------  -----------
    Total Net Realized Gain (Loss)        188,136,498   (109,079,393)      (8,594)
Net Change in Unrealized Appreciation
  (Depreciation) on Investments,
  Options and Futures Contracts            36,083,994    (36,070,499)          --
                                         ------------  -------------  -----------
  Net Gain (Loss) on Investments          224,220,492   (145,149,892)      (8,594)
                                         ------------  -------------  -----------
Net Increase (Decrease) in Net Assets
  from Operations                        $239,057,877  $(134,710,002) $12,364,235
                                         ------------  -------------  -----------
                                         ------------  -------------  -----------

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                       Year Ended March 31, 1998

--------------------------------------------------------------------------------

                                                                           U.S.
                                            OVER-THE-      PRECIOUS  GOVERNMENT               HIGH YIELD
                                         COUNTER FUND   METALS FUND   BOND FUND    JUNO FUND        FUND
                                         ------------  ------------  ----------  -----------  ----------
INVESTMENT INCOME
  Interest                               $  1,486,803  $    169,515  $1,036,381  $   919,004  $2,140,899
  Dividends                                   366,882       217,004          --           --      15,104
                                         ------------  ------------  ----------  -----------  ----------
    Total Income                            1,853,685       386,519   1,036,381      919,004   2,156,003
                                         ------------  ------------  ----------  -----------  ----------
EXPENSES
  12b-1 Distribution Fees                          --            --          --           --      63,151
  Advisory Fees (Note 2)                    2,529,352       200,278      91,744      160,954     189,453
  Transfer Agent Fees (Note 2)                674,494        53,408      36,617       44,710      50,521
  Audit and Outside Services                   20,644         3,496       2,077        2,482       3,128
  Accounting Fees (Note 4)                     92,254        23,688      21,531       19,703      25,380
  Legal                                        95,070         8,414       3,751        6,443       9,354
  Organizational Expenses                       4,931         6,839       4,150        6,756       8,753
  Registration Fees                            47,783        16,469      12,291       13,930      15,655
  Custodian Fees                              151,946        29,112       8,706        7,319      18,805
  Miscellaneous                               196,797        33,038      21,598       25,176      15,066
                                         ------------  ------------  ----------  -----------  ----------
    Total Expenses                          3,813,271       374,742     202,465      287,473     399,266
    Custodian Fees Paid Indirectly
      (Note 5)                                  2,336         2,347       2,281        2,402         214
    Less Fees Waived                               --            14          --           --      45,043
                                         ------------  ------------  ----------  -----------  ----------
    Net Expenses                            3,810,935       372,381     200,184      285,071     354,009
                                         ------------  ------------  ----------  -----------  ----------
Net Investment Income (Loss)               (1,957,250)       14,138     836,197      633,933   1,801,994
                                         ------------  ------------  ----------  -----------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net Realized Gain (Loss) on:
  Investment Securities                    45,337,986   (14,237,472)  1,848,557          426    (197,630)
  Written Options                           1,378,405      (112,356)    707,044     (136,087)         --
  Futures Contracts                           292,754            --          --   (2,143,180)         --
                                         ------------  ------------  ----------  -----------  ----------
    Total Net Realized Gain (Loss)         47,009,145   (14,349,828)  2,555,601   (2,278,841)   (197,630)
Net Change in Unrealized Appreciation/
  (Depreciation) on Investments,
  Options and Futures Contracts            57,345,453     4,609,432     312,595     (794,967)    297,691
                                         ------------  ------------  ----------  -----------  ----------
    Net Gain (Loss) on Investments        104,354,598    (9,740,396)  2,868,196   (3,073,808)    100,061
                                         ------------  ------------  ----------  -----------  ----------
Net Increase (Decrease) in Net Assets
  from Operations                        $102,397,348  $ (9,726,258) $3,704,393  $(2,439,875) $1,902,055
                                         ------------  ------------  ----------  -----------  ----------
                                         ------------  ------------  ----------  -----------  ----------

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     NOVA FUND                           URSA FUND
                                         ---------------------------------   ---------------------------------
                                              YEAR ENDED      PERIOD ENDED        YEAR ENDED      PERIOD ENDED
                                          MARCH 31, 1998    MARCH 31, 1997    MARCH 31, 1998    MARCH 31, 1997
                                         ---------------   ---------------   ---------------   ---------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income                    $  14,837,385     $   6,526,771    $   10,439,890     $   7,372,787
  Net Realized Gain (Loss) on
    Investments                              188,136,498        39,565,593      (109,079,393)      (67,500,468)
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments             36,083,994       (12,688,383)      (36,070,499)       27,690,198
                                         ---------------   ---------------   ---------------   ---------------
  Net Increase (Decrease) in Net Assets
    from Operations                          239,057,877        33,403,981      (134,710,002)      (32,437,483)
                                         ---------------   ---------------   ---------------   ---------------
Distributions to Shareholders
  From Net Investment Income (Note 1)                 --                --        (1,305,283)         (752,816)
  From Realized Gain on Investments           (1,480,654)       (6,012,731)               --                --
Net Increase (Decrease) in Net Assets
  from Shares Transactions (Note 8)          566,739,695       (70,002,669)     (192,047,007)      422,924,543
                                         ---------------   ---------------   ---------------   ---------------
  Net Increase (Decrease) in Net Assets      804,316,918       (42,611,419)     (328,062,292)      389,734,244
                                         ---------------   ---------------   ---------------   ---------------
NET ASSETS--Beginning of Period              181,929,697       224,541,116       582,287,512       192,553,268
                                         ---------------   ---------------   ---------------   ---------------
NET ASSETS--End of Period                  $ 986,246,615     $ 181,929,697    $  254,225,220     $ 582,287,512
                                         ---------------   ---------------   ---------------   ---------------
                                         ---------------   ---------------   ---------------   ---------------

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  U.S. GOVERNMENT                        OVER-THE-
                                                 MONEY MARKET FUND                     COUNTER FUND
                                         ---------------------------------   ---------------------------------
                                              YEAR ENDED      PERIOD ENDED        YEAR ENDED      PERIOD ENDED
                                          MARCH 31, 1998    MARCH 31, 1997    MARCH 31, 1998    MARCH 31, 1997
                                         ---------------   ---------------   ---------------   ---------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)             $  12,372,829     $   5,843,573     $  (1,957,250)    $      85,633
  Net Realized Gain (Loss) on
    Investments                                   (8,594)               --        47,009,145        18,634,695
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments                     --                --        57,345,453          (676,120)
                                         ---------------   ---------------   ---------------   ---------------
  Net Increase (Decrease) in
    Net Assets from Operations                12,364,235         5,843,573       102,397,348        18,044,208
                                         ---------------   ---------------   ---------------   ---------------
Distributions to Shareholders
  From Net Investment Income
    (Note 1)                                 (12,303,858)       (5,799,436)               --          (522,552)
  From Realized Gain on Investments                   --                --        (1,017,455)          (57,883)
Net Increase (Decrease) in Net Assets
  from Shares Transactions
  (Note 8)                                   (30,318,479)      129,584,142       296,135,642       (13,901,489)
                                         ---------------   ---------------   ---------------   ---------------
  Net Increase (Decrease) in
    Net Assets                               (30,258,102)      129,628,279       397,515,535         3,562,284
                                         ---------------   ---------------   ---------------   ---------------
NET ASSETS--Beginning of Period              283,552,826       153,924,547        52,278,198        48,715,914
                                         ---------------   ---------------   ---------------   ---------------
NET ASSETS--End of Period                  $ 253,294,724     $ 283,552,826     $ 449,793,733     $  52,278,198
                                         ---------------   ---------------   ---------------   ---------------
                                         ---------------   ---------------   ---------------   ---------------

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                      U.S. GOVERNMENT
                                               PRECIOUS METALS FUND                      BOND FUND
                                         ---------------------------------   ---------------------------------
                                              YEAR ENDED      PERIOD ENDED        YEAR ENDED      PERIOD ENDED
                                          MARCH 31, 1998    MARCH 31, 1997    MARCH 31, 1998    MARCH 31, 1997
                                         ---------------   ---------------   ---------------   ---------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)             $      14,138     $          --     $   836,197       $     362,342
  Net Realized Gain (Loss) on
    Investments                              (14,349,828)      (10,514,014)      2,555,601            (152,481)
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments              4,609,432         2,142,579         312,595            (254,243)
                                         ---------------   ---------------   ---------------   ---------------
  Net Increase (Decrease) in
    Net Assets from Operations                (9,726,258)       (8,371,435)      3,704,393             (44,382)
                                         ---------------   ---------------   ---------------   ---------------
Distributions to Shareholders
  From Net Investment Income
    (Note 1)                                          --                --        (795,589)           (362,881)
Net Increase (Decrease) in Net Assets
  from Shares Transactions
  (Note 8)                                    20,584,331        (4,521,996)     14,297,344         (14,622,230)
                                         ---------------   ---------------   ---------------   ---------------
  Net Increase (Decrease) in
    Net Assets                                10,858,073       (12,893,431)     17,206,148         (15,029,493)
                                         ---------------   ---------------   ---------------   ---------------
NET ASSETS--Beginning of Period               23,680,139        36,573,570       3,301,652          18,331,145
                                         ---------------   ---------------   ---------------   ---------------
NET ASSETS--End of Period                  $  34,538,212     $  23,680,139     $20,507,800       $   3,301,652
                                         ---------------   ---------------   ---------------   ---------------
                                         ---------------   ---------------   ---------------   ---------------

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                         HIGH YIELD
                                                     JUNO FUND                              FUND
                                         ---------------------------------   ----------------------------------
                                              YEAR ENDED      PERIOD ENDED        YEAR ENDED       PERIOD ENDED
                                          MARCH 31, 1998    MARCH 31, 1997    MARCH 31, 1998    MARCH 31, 1997*
                                         ---------------   ---------------   ---------------   ----------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)             $     633,933     $   510,807       $ 1,801,994        $   141,743
  Net Realized Gain (Loss) on
    Investments                               (2,278,841)     (1,193,075)         (197,630)           (95,444)
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments               (794,967)      1,086,638           297,691           (241,600)
                                         ---------------   ---------------   ---------------   ----------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                 (2,439,875)        404,370         1,902,055           (195,301)
                                         ---------------   ---------------   ---------------   ----------------
Distributions to Shareholders
  From Net Investment Income (Note 1)           (128,263)        (61,626)       (1,802,888)          (141,743)
Net Increase (Decrease) in Net Assets
  Resulting from Shares Transactions
  (Note 8)                                   (17,121,999)     13,374,908        (7,931,805)        10,854,715
                                         ---------------   ---------------   ---------------   ----------------
  Net Increase (Decrease) in
    Net Assets                               (19,690,137)     13,717,652        (7,832,638)        10,517,671
                                         ---------------   ---------------   ---------------   ----------------
NET ASSETS--Beginning of Period               32,577,265      18,859,613        10,517,671                 --
                                         ---------------   ---------------   ---------------   ----------------
NET ASSETS--End of Period                  $  12,887,128     $32,577,265       $ 2,685,033        $10,517,671
                                         ---------------   ---------------   ---------------   ----------------
                                         ---------------   ---------------   ---------------   ----------------

* COMMENCEMENT OF OPERATIONS: JANUARY 3, 1997
See Notes to Financial Statements.

                               RYDEX SERIES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                  NOVA FUND
                                         -----------------------------------------------------------
                                               YEAR       PERIOD        YEAR        YEAR      PERIOD
                                              ENDED        ENDED       ENDED       ENDED       ENDED
                                          MARCH 31,    MARCH 31,    JUNE 30,    JUNE 30,    JUNE 30,
                                               1998         1997        1996        1995       1994*
                                         ----------   ----------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD      $  17.89     $  15.68    $   11.81    $  9.77     $ 10.01
                                         ----------   ----------   ---------   ---------   ---------
  Net Investment Income                        .59          .35          .56        .28         .01
  Net Realized and Unrealized Gains
    (Losses) on Securities                   11.39         2.19         3.31       2.88        (.25)
                                         ----------   ----------   ---------   ---------   ---------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations          11.98         2.54         3.87       3.16        (.24)
  Dividends to Shareholders from Net
    Investment Income                          .00          .00          .00       (.29)        .00
  Distributions to Shareholders from
    Net Realized Capital Gain                 (.05)        (.33)         .00       (.83)        .00
                                         ----------   ----------   ---------   ---------   ---------
  Net Increase (Decrease) in Net Asset
    Value                                    11.93         2.21         3.87       2.04        (.24)
                                         ----------   ----------   ---------   ---------   ---------
NET ASSET VALUE--END OF PERIOD            $  29.82     $  17.89    $   15.68    $ 11.81     $  9.77
                                         ----------   ----------   ---------   ---------   ---------
                                         ----------   ----------   ---------   ---------   ---------
TOTAL INVESTMENT RETURN                     67.02%       20.92%**     32.77%     32.65%      (2.47)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                             1.13%        1.19%**
  Net Expenses                               1.11%        1.16%**      1.31%      1.43%       1.73%**
  Net Investment Income                      2.42%        2.69%**      3.14%      2.62%       1.05%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                      0%           0%           0%         0%          0%
Net Assets, End of Period (000's
  omitted)                                $986,247     $181,930    $ 224,541    $62,916     $77,914

    + THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING THE DAILY SHARES OUTSTANDING AVERAGE FOR THE YEAR.
    *  COMMENCEMENT OF OPERATIONS: JULY 12, 1993--NOVA FUND
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. THE NOVA, URSA, AND JUNO FUNDS TYPICALLY HOLD MOST OF THEIR INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                  URSA FUND
                                         -----------------------------------------------------------
                                               YEAR       PERIOD        YEAR        YEAR      PERIOD
                                              ENDED        ENDED       ENDED       ENDED       ENDED
                                          MARCH 31,    MARCH 31,    JUNE 30,    JUNE 30,    JUNE 30,
                                               1998         1997        1996        1995       1994*
                                         ----------   ----------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD      $   7.02     $   7.55    $    8.79   $   10.54   $   10.00
                                         ----------   ----------   ---------   ---------   ---------
  Net Investment Income                        .19          .17          .30         .35         .01
  Net Realized and Unrealized Gains
    (Losses) on Securities                   (2.23)        (.68)       (1.54)      (1.78)        .53
                                         ----------   ----------   ---------   ---------   ---------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations          (2.04)        (.51)       (1.24)      (1.43)        .54
  Dividends to Shareholders from Net
    Investment Income                         (.02)        (.02)         .00        (.32)        .00
                                         ----------   ----------   ---------   ---------   ---------
  Net Increase (Decrease) in Net Asset
    Value                                    (2.06)        (.53)       (1.24)      (1.75)        .54
                                         ----------   ----------   ---------   ---------   ---------
NET ASSET VALUE--END OF PERIOD            $   4.96     $   7.02    $    7.55   $    8.79   $   10.54
                                         ----------   ----------   ---------   ---------   ---------
                                         ----------   ----------   ---------   ---------   ---------
TOTAL INVESTMENT RETURN                    (29.06)%     (8.98)%**   (14.11)%    (14.08)%      10.89%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                             1.36%        1.36%**
  Net Expenses                               1.34%        1.34%**      1.39%       1.39%       1.67%**
  Net Investment Income                      3.18%        3.21%**      3.38%       3.50%       1.43%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                      0%           0%           0%          0%          0%
Net Assets, End of Period (000's
  omitted)                                $254,225     $582,288    $ 192,553   $ 127,629   $ 110,899

    + THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING THE DAILY SHARES OUTSTANDING AVERAGE FOR THE YEAR.
    *  COMMENCEMENT OF OPERATIONS: JANUARY 7, 1994--URSA FUND
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. THE NOVA , URSA, AND JUNO FUNDS TYPICALLY HOLD MOST OF THEIR INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                      U.S. GOVERNMENT MONEY MARKET FUND
                                         -----------------------------------------------------------
                                               YEAR       PERIOD        YEAR        YEAR      PERIOD
                                              ENDED        ENDED       ENDED       ENDED       ENDED
                                          MARCH 31,    MARCH 31,    JUNE 30,    JUNE 30,    JUNE 30,
                                               1998         1997        1996        1995       1994*
                                         ----------   ----------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD      $   1.00     $   1.00    $    1.00   $    1.00    $  1.00
                                         ----------   ----------   ---------   ---------   ---------
  Net Investment Income                        .04          .03          .04         .04        .01
                                         ----------   ----------   ---------   ---------   ---------
  Net Increase in Net Asset Value
    Resulting from Operations                  .04          .03          .04         .04        .01
  Dividends to Shareholders from Net
    Investment Income                         (.04)        (.03)        (.04)       (.04)      (.01)
                                         ----------   ----------   ---------   ---------   ---------
  Net Increase in Net Asset Value              .00          .00          .00         .00        .00
                                         ----------   ----------   ---------   ---------   ---------
NET ASSET VALUE--END OF PERIOD            $   1.00     $   1.00    $    1.00   $    1.00    $  1.00
                                         ----------   ----------   ---------   ---------   ---------
                                         ----------   ----------   ---------   ---------   ---------
TOTAL INVESTMENT RETURN                      4.69%        4.39%**      4.60%       4.43%      2.47%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                              .89%         .86%**
  Net Expenses                                .89%         .86%**       .99%        .89%      1.16%**
  Net Investment Income                      4.37%        4.06%**      4.18%       4.23%      2.34%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                      0%           0%           0%          0%         0%
Net Assets, End of Period (000's
  omitted)                                $253,295     $283,553    $ 153,925   $ 284,198    $88,107

    + THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING THE DAILY SHARES OUTSTANDING AVERAGE FOR THE YEAR.
    * COMMENCEMENT OF OPERATIONS: DECEMBER 3, 1993--U.S. GOVERNMENT MONEY MARKET FUND
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                               OVER-THE-COUNTER FUND
                                         ------------------------------------------------------------------
                                               YEAR        PERIOD          YEAR          YEAR        PERIOD
                                              ENDED         ENDED         ENDED         ENDED         ENDED
                                          MARCH 31,     MARCH 31,      JUNE 30,      JUNE 30,      JUNE 30,
                                               1998          1997          1996          1995         1994*
                                         ----------   -----------   -----------   -----------   -----------
PER SHARE OPERATING PERFORMANCE:+
  NET ASSET VALUE--BEGINNING OF PERIOD    $   17.93   $     15.16   $     12.22   $      8.76   $     10.00
                                         ----------   -----------   -----------   -----------   -----------
  Net Investment Income (Loss)                 (.14)          .01           .06           .14           .01
  Net Realized and Unrealized Gains
    (Losses) on Securities                     9.99          2.84          3.24          4.17         (1.25)
                                         ----------   -----------   -----------   -----------   -----------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations            9.85          2.85          3.30          4.31         (1.24)
  Dividends to Shareholders from Net
    Investment Income                           .00          (.07)          .00          (.12)          .00
  Distributions to Shareholders from
    Net Realized Capital Gain                  (.10)         (.01)         (.36)         (.73)          .00
                                         ----------   -----------   -----------   -----------   -----------
  Net Increase (Decrease) in Net Asset
    Value                                      9.75          2.77          2.94          3.46         (1.24)
                                         ----------   -----------   -----------   -----------   -----------
NET ASSET VALUE--END OF PERIOD            $   27.68   $     17.93   $     15.16   $     12.22   $      8.76
                                         ----------   -----------   -----------   -----------   -----------
                                         ----------   -----------   -----------   -----------   -----------
TOTAL INVESTMENT RETURN                      55.05%        24.77%**      26.44%        49.00%      (30.17)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                              1.13%         1.27%**
  Net Expenses                                1.13%         1.27%**       1.33%         1.41%         1.97%**
  Net Investment Income                      (.58)%          .08%**        .44%         1.34%         1.69%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                  971.80%     1,140.35%     2,578.56%     2,241.00%     1,171.00%
Net Assets, End of Period (000's
  omitted)                                $ 449,794   $    52,278   $    48,716   $    61,948   $    30,695

    + THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING THE DAILY SHARES OUTSTANDING AVERAGE FOR THE YEAR.
    *  COMMENCEMENT OF OPERATIONS: FEBRUARY 14, 1994--OVER-THE-COUNTER FUND
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                               PRECIOUS METALS FUND
                                         -----------------------------------------------------------------
                                               YEAR       PERIOD          YEAR          YEAR        PERIOD
                                              ENDED        ENDED         ENDED         ENDED         ENDED
                                          MARCH 31,    MARCH 31,      JUNE 30,      JUNE 30,      JUNE 30,
                                               1998         1997          1996          1995         1994*
                                         ----------   ----------   -----------   -----------   -----------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD      $    7.64    $    9.05   $      8.73   $      8.29   $     10.00
                                         ----------   ----------   -----------   -----------   -----------
  Net Investment Income                         .00          .00           .00           .10           .01
  Net Realized and Unrealized
  Gains (Losses) on Securities                (1.82)       (1.41)          .32           .43         (1.72)
                                         ----------   ----------   -----------   -----------   -----------
  Net Increase (Decrease) in Net Asset
  Value Resulting from Operations             (1.82)       (1.41)          .32           .53         (1.71)
  Dividends to Shareholders from Net
    Investment Income                           .00          .00           .00          (.09)          .00
                                         ----------   ----------   -----------   -----------   -----------
  Net Increase (Decrease) in Net Asset
  Value                                       (1.82)       (1.41)          .32           .44         (1.71)
                                         ----------   ----------   -----------   -----------   -----------
NET ASSET VALUE--END OF PERIOD            $    5.82    $    7.64   $      9.05   $      8.73   $      8.29
                                         ----------   ----------   -----------   -----------   -----------
                                         ----------   ----------   -----------   -----------   -----------
TOTAL INVESTMENT RETURN                    (23.82)%     (20.77)%**       3.67%         6.21%      (29.27)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                              1.42%        1.49%**
  Net Expenses                                1.41%        1.45%**       1.33%         1.38%         2.06%**
  Net Investment Income                        .05%         .00%**      (.01)%         1.15%         1.23%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                  752.05%      743.33%     1,036.37%     1,765.00%     2,728.00%
Average Commision Rate Paid****               .0140        .0101         .0151            --            --
Net Assets, End of Period (000's
  omitted)                                $  34,538    $  23,680   $    36,574   $    40,861   $     1,526

    + THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING THE DAILY SHARES OUTSTANDING AVERAGE FOR THE YEAR.
    *  COMMENCEMENT OF OPERATIONS: DECEMBER 1, 1993--PRECIOUS METALS FUND
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
 **** FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1,1995, THE FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR PURCHASES AND SALES OF EQUITY SECURITIES.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                           U.S. GOVERNMENT BOND FUND
                                         --------------------------------------------------------------
                                               YEAR      PERIOD        YEAR          YEAR        PERIOD
                                              ENDED       ENDED       ENDED         ENDED         ENDED
                                          MARCH 31,   MARCH 31,    JUNE 30,      JUNE 30,      JUNE 30,
                                               1998        1997        1996          1995         1994*
                                         ----------  ----------   ---------   -----------   -----------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD     $     8.52   $    8.97   $    9.55   $      8.24   $     10.00
                                         ----------  ----------   ---------   -----------   -----------
  Net Investment Income                         .45         .34         .46           .39           .02
  Net Realized and Unrealized Gains
    (Losses) on Securities                     1.50       (0.45)      (0.45)         1.17         (1.76)
                                         ----------  ----------   ---------   -----------   -----------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations            1.95        (.11)        .01          1.56         (1.74)
  Dividends to Shareholders from Net
    Investment Income                          (.43)       (.34)       (.46)         (.25)         (.02)
  Distributions to Shareholders from
    Net Realized Capital Gain                   .00         .00        (.13)          .00           .00
                                         ----------  ----------   ---------   -----------   -----------
  Net Increase (Decrease) in Net Asset
    Value                                      1.52        (.45)       (.58)         1.31         (1.76)
                                         ----------  ----------   ---------   -----------   -----------
NET ASSET VALUE--END OF PERIOD           $    10.04   $    8.52   $    8.97   $      9.55   $      8.24
                                         ----------  ----------   ---------   -----------   -----------
                                         ----------  ----------   ---------   -----------   -----------
TOTAL INVESTMENT RETURN                      24.72%      (.46)%**   (1.48)%        18.97%      (32.63)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                              1.13%       1.51%**
  Net Expenses                                1.11%       1.49%**     1.26%         2.26%         3.05%**
  Net Investment Income                       4.65%       5.06%**     4.73%         4.64%         3.39%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                1,496.21%     962.17%     780.30%     3,452.59%     1,290.00%
Net Assets, End of Period (000's
  omitted)                               $   20,508   $   3,302   $  18,331   $     2,592   $     1,564

    + THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING THE DAILY SHARES OUTSTANDING AVERAGE FOR THE YEAR.
    *  COMMENCEMENT OF OPERATIONS: JANUARY 3, 1994--U.S.GOVERNMENT BOND FUND
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                            JUNO FUND
                                         -----------------------------------------------
                                               YEAR       PERIOD        YEAR      PERIOD
                                              ENDED        ENDED       ENDED       ENDED
                                          MARCH 31,    MARCH 31,    JUNE 30,    JUNE 30,
                                               1998         1997        1996       1995*
                                         ----------   ----------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD      $   9.69      $  9.47     $  9.08    $   10.00
                                         ----------   ----------   ---------   ---------
  Net Investment Income                        .16          .25         .34          .14
  Net Realized and Unrealized Gains
    (Losses) on Securities                   (1.12)         .00         .05        (1.06)
                                         ----------   ----------   ---------   ---------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations           (.96)         .25         .39         (.92)
  Dividends to Shareholders from Net
    Investment Income                         (.08)        (.03)        .00          .00
                                         ----------   ----------   ---------   ---------
  Net Increase (Decrease) in Net Asset
    Value                                    (1.04)         .22         .39         (.92)
                                         ----------   ----------   ---------   ---------
NET ASSET VALUE--END OF PERIOD            $   8.65      $  9.69     $  9.47    $    9.08
                                         ----------   ----------   ---------   ---------
                                         ----------   ----------   ---------   ---------
TOTAL INVESTMENT RETURN                     (9.92)%       3.75%**     4.30%      (9.20)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                             1.61%        1.60%**
  Net Expenses                               1.59%        1.58%**     1.64%        1.50%**
  Net Investment Income                      3.55%        3.51%**     3.63%        1.32%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                      0%           0%          0%           0%
Net Assets, End of Period (000's
  omitted)                                $ 12,887      $32,577     $18,860    $   4,301

    + THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING THE DAILY SHARES OUTSTANDING AVERAGE FOR THE YEAR.
    *  COMMENCEMENT OF OPERATIONS: MARCH 3, 1995--JUNO FUND
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. THE NOVA , URSA, AND JUNO FUNDS TYPICALLY HOLD MOST OF THEIR INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            HIGH YIELD FUND
                                         ----------------------
                                               YEAR      PERIOD
                                              ENDED       ENDED
                                          MARCH 31,   MARCH 31,
                                               1998       1997*
                                         ----------  ----------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD     $     9.81   $  10.00
                                         ----------  ----------
  Net Investment Income                         .73        .19
  Net Realized and Unrealized Gains
    (Losses) on Securities                     (.23)      (.36)
                                         ----------  ----------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations             .50       (.17)
  Dividends to Shareholders from Net
    Investment Income                          (.73)      (.02)
                                         ----------  ----------
  Net Increase (Decrease) in Net Asset
    Value                                      (.23)      (.19)
                                         ----------  ----------
NET ASSET VALUE--END OF PERIOD           $     9.58   $   9.81
                                         ----------  ----------
                                         ----------  ----------
TOTAL INVESTMENT RETURN                       4.74%     (.12)%**
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                              1.62%      1.88%**
  Net Expenses                                1.44%       .99%**
  Net Investment Income                       7.32%      8.57%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                1,039.55%    763.11%
Net Assets, End of Period (000's
  omitted)                               $    2,685   $ 10,518

    + THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING THE DAILY SHARES OUTSTANDING AVERAGE FOR THE YEAR.
    *  COMMENCEMENT OF OPERATIONS: JANUARY 3, 1997--HIGH YIELD FUND.
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1.  SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company of 1940 as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of shares. The Trust consists of nine separate series, the Nova Fund, the Ursa Fund, the U.S. Government Money Market Fund, the Over-the-Counter Fund, the Precious Metals Fund, the U.S. Government Bond Fund, the Juno Fund, the High Yield Fund and the Institutional Money Market Fund. The financial statements include eight of the separate series. The Institutional Money Market Fund is in a separate report. The following significant accounting policies are in conformity with generally accepted accounting principles and are consistently followed by the Trust.

During 1997, the Trust changed its fiscal year end from June 30 to March 31. Accordingly, statements for the period ended March 31, 1997, reflect nine months of activity.

A. Securities listed on an exchange are valued at the latest quoted sales prices as of 4:00 P.M. on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Short-term securities are valued at amortized cost, which approximates market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

B. Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income is accrued on a daily basis.

C. Net investment income is computed, and dividends are declared daily in the U.S. Government Money Market Fund, the U.S. Government Bond Fund, and the High Yield Fund. Income dividends in these funds are paid monthly. Dividends are reinvested in additional shares unless shareholders request payment in cash. Generally, short-term capital gains are distributed monthly in the U.S. Government Money Market Fund.

D. When the Trust engages in a short sale, an amount equal to the proceeds received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
market to reflect the market value of the short sale. The Trust maintains a segregated account of securities as collateral for the short sales. The Trust is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.

E. When the Trust writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When an option expires, or if the Trust enters into a closing purchase transaction, the Trust realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Trust may purchase or sell stock index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. Futures contracts and written options involve, to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement each fund has in the particular classes of instruments. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities.

H. The Trust intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

I. Costs incurred by the individual Funds in connection with their organization and registration have been deferred and are being amortized on the straight-line method over a five year period beginning on the date on which the individual Fund commenced its investment activities.

J. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  OPERATING POLICIES

The Trust utilizes futures contracts, options, and options on futures contracts in order to meet the specific investment objectives of the individual funds.

The Nova Fund, which is designed to provide total returns over time that are superior to the Standard and Poor's 500 Composite Stock Price Index-TM- ("S&P 500") invests primarily in futures on the S&P 500 index and options on those futures in order to correlate its return with an amount approximately 150% of the performance of the S&P 500. The Ursa Fund primarily sells futures contracts and buys put options on futures contracts in furtherance of its investment objective to inversely correlate to the S&P 500. The Precious Metals Fund seeks capital appreciation. It buys primarily equity securities and purchases call options and sells put options on the Philadelphia Stock Exchange Gold/Silver Index-TM- ("XAU Index"). The U.S. Government Bond Fund strives to provide income and capital appreciation. It purchases primarily long-term U.S. Treasury Bonds. It also purchases futures contracts on U.S. Treasury Bonds and buys call options on U.S. Treasury Bond futures as a substitute for a comparable market position in the underlying U.S. Treasury Securities. The Juno Fund seeks to inversely correlate with the price changes of the current Thirty Year U.S. Treasury Bond. To meet this objective, Juno primarily buys put options on U.S. Treasury Bond futures and sells U.S. Treasury Bond futures. The Over-the-Counter Fund strives to provide investment results before fees and expenses that closely correlate the total return of the NASDAQ 100 Index-TM-. The Over-the-Counter Fund invests in securities included in the NASDAQ 100 Index-TM- and buys call options and sells put options on stock indexes. The High Yield Fund, which correlates to the Merrill Lynch High Yield ("MLHY") Index, does so by investing primarily in long-term, intermediate-term and short-term, below investment grade, corporate bonds. In addition the Nova Fund, the Ursa Fund, the Over-the-Counter Fund, and the Precious Metals Fund all write options to further meet their investment objectives.

The risks inherent in the use of options, futures contracts, and options on futures contracts include 1) adverse changes in the value of such instruments;
2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index, or futures contract; 3) the possible absences of a liquid secondary market for any particular instrument at any time; and 4) the possible need to defer closing out certain positions to avoid adverse tax consequences.

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3.  REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U. S. Treasury obligations. As of March 31,1998 the repurchase agreements with Fuji Securities, Inc., Paine Webber, Inc., Smith Barney, and Prudential Securities, Inc., in the joint account and the collateral therefore was as follows:

SECURITY TYPE                            RANGE OF RATES     PAR VALUE  MARKET VALUE
---------------------------------------  --------------  ------------  ------------
United States Treasury Notes               5.25%-8.875%  $304,468,000  $311,647,808
United States Treasury Bonds              6.375%-8.125%  $ 96,310,000  $118,594,270

4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays PADCO Advisors, Inc., an affiliated entity, investment advisory fees calculated at an annualized rate, based on average daily net assets, of one half of one percent (0.50%) of the net assets of the U.S. Government Money Market Fund and the U.S. Government Bond Fund; three-quarters of one percent (0.75%) of the net assets of the Nova Fund, the Precious Metals Fund, the Over-the-Counter Fund, and the High Yield Fund; and nine-tenths of one percent (0.90%) of the net assets of the Ursa Fund and the Juno Fund.

PADCO Service Company, Inc., a subsidiary of the investment advisor, provides transfer agent service to the Trust at an annualized rate, based on average daily net assets, of two-tenths of one percent (0.20%) of the net assets of the U.S. Government Money Market Fund, U.S. Government Bond Fund, Precious Metals Fund, Over-the-Counter Fund, and the High Yield Fund; and one-quarter of one percent (0.25%) of the Nova Fund, the Ursa Fund, and the Juno Fund.

The High Yield Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the High Yield Fund will pay the Distributor, PADCO Financial Services, Inc., (an affiliated entity) up to a maximum of 0.25% per annum of the High Yield Fund's average daily net assets for expenses incurred by the Distributor relating to distribution and promotion of the High Yield Fund's shares. Such expenses include, but are not limited to, printing of certain reports used for sales purposes, preparation and printing of sales literature, and related expenses, including any maintenance, distribution, or service fees paid to securities dealers or brokers, administrators, investment advisors or other institutions or persons who have executed a distribution or service agreement. Effective September 23, 1997, the Distributor agreed to waive amounts payable under the Plan. For the year ended March 31, 1998, amounts waived were $22,132.

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Trust paid PADCO Service Company, Inc. $477,866 in accounting fees for the above eight funds for the year ended March 31, 1998.

5.  ACCOUNTING FOR EXPENSES

The Trust has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of the Trust's expenses.

6.  SECURITIES TRANSACTIONS

During the year ended March 31, 1998 purchases and sales of investment securities were:

                                               U.S.
                                               GOVERNMENT                               U.S.
                                               MONEY      OVER-THE-     PRECIOUS   GOVERNMENT
                                         NOVA URSA MARKET        COUNTER       METALS         BOND JUNO   HIGH YIELD
                                         FUND FUND FUND           FUND         FUND         FUND FUND         FUND
                                         -- -- -- --------------  ------------  ------------  -- ------------
Purchases                                $0 $0 $0 $3,427,893,924  $222,595,973  $228,629,330  $0 $216,211,804
Sales                                    $0 $0 $0 $3,136,489,732  $202,535,366  $215,459,365  $0 $223,950,649

The transactions shown above exclude short-term and temporary cash investments.

7.  NET UNREALIZED APPRECIATION/DEPRECIATION OF SECURITIES

At March 31, 1998 unrealized appreciation (depreciation) and cost of investment securities for Federal income tax purposes was:

                                                                             U.S.
                                                                       GOVERNMENT                                     U.S.
                                                                            MONEY     OVER-THE-      PRECIOUS   GOVERNMENT
                                                 NOVA          URSA        MARKET       COUNTER        METALS         BOND
                                                 FUND          FUND          FUND          FUND          FUND         FUND
                                         ------------  ------------  ------------  ------------  ------------  -----------
Gross Unrealized Appreciation            $ 12,894,515  $         --  $        --   $  9,976,834  $         --  $   60,420
Gross Unrealized (Depreciation)                    --    (2,267,100)          --        (95,584)  (18,042,581)         --
                                         ------------  ------------  ------------  ------------  ------------  -----------
Net Unrealized Appreciation/
  (Depreciation)                         $ 12,894,515  $ (2,267,100)          --   $  9,881,250  $(18,042,581) $   60,420
Cost of Investments for Federal Income
  Tax Purposes                           $899,938,392  $275,076,097  $366,160,871  $438,619,242  $ 55,246,922  $19,600,883


                                                JUNO  HIGH YIELD
                                                FUND        FUND
                                         -----------  ----------
Gross Unrealized Appreciation            $    21,654  $  49,036
Gross Unrealized (Depreciation)                   --     (4,634 )
                                         -----------  ----------
Net Unrealized Appreciation/
  (Depreciation)                         $    21,654  $  44,402
Cost of Investments for Federal Income
  Tax Purposes                           $12,153,179  $2,612,057

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

8.  SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of shares. Transactions in shares for the year ended March 31, 1998 were:

                                                                               U.S.
                                                                         GOVERNMENT                                    U.S.
                                                                              MONEY     OVER-THE-     PRECIOUS   GOVERNMENT
                                                 NOVA          URSA          MARKET       COUNTER       METALS         BOND
                                                 FUND          FUND            FUND          FUND         FUND         FUND
                                         ------------  ------------  --------------  ------------  -----------  -----------
Shares Purchased                          298,544,343   602,377,836   7,003,801,278   211,244,843   59,825,453  31,718,190
Dividend Reinvestment                          50,353       208,677      12,114,239        35,575            0      90,703
                                         ------------  ------------  --------------  ------------  -----------  -----------
Total Purchased                           298,594,696   602,586,513   7,015,915,517   211,280,418   59,825,453  31,808,893
Shares Redeemed                          (275,687,374) (634,264,432) (7,046,233,581) (197,947,783) (56,987,792) (30,153,060)
                                         ------------  ------------  --------------  ------------  -----------  -----------
Net Shares Purchased/ (Redeemed)           22,907,322   (31,677,919)    (30,318,064)   13,332,635    2,837,661   1,655,833
                                         ------------  ------------  --------------  ------------  -----------  -----------
                                         ------------  ------------  --------------  ------------  -----------  -----------


                                                JUNO   HIGH YIELD
                                                FUND         FUND
                                         -----------  -----------
Shares Purchased                          23,983,761   16,991,233
Dividend Reinvestment                         12,022      137,465
                                         -----------  -----------
Total Purchased                           23,995,783   17,128,698
Shares Redeemed                          (25,868,396) (17,920,331)
                                         -----------  -----------
Net Shares Purchased/ (Redeemed)          (1,872,613)    (791,633)
                                         -----------  -----------
                                         -----------  -----------

Transactions in shares for the period ended March 31, 1997 were:

                                                                               U.S.
                                                                         GOVERNMENT                                    U.S.
                                                                              MONEY     OVER-THE-     PRECIOUS   GOVERNMENT
                                                 NOVA          URSA          MARKET       COUNTER       METALS         BOND
                                                 FUND          FUND            FUND          FUND         FUND         FUND
                                         ------------  ------------  --------------  ------------  -----------  -----------
Shares Purchased                          203,150,294   367,144,528   3,329,494,638   142,745,580   47,008,940  14,919,523
Dividend Reinvestment                         300,618        90,217       5,678,838        27,056           --      40,733
                                         ------------  ------------  --------------  ------------  -----------  -----------
Total Purchased                           203,450,912   367,234,745   3,335,173,476   142,772,636   47,008,940  14,960,256
Shares Redeemed                          (207,604,225) (309,781,363) (3,205,603,845) (143,069,637) (47,949,316) (16,615,981)
                                         ------------  ------------  --------------  ------------  -----------  -----------
Net Shares Purchased/ (Redeemed)           (4,153,313)   57,453,382     129,569,631      (297,001)    (940,376) (1,655,725)
                                         ------------  ------------  --------------  ------------  -----------  -----------
                                         ------------  ------------  --------------  ------------  -----------  -----------


                                                JUNO  HIGH YIELD
                                                FUND        FUND
                                         -----------  ----------
Shares Purchased                          14,955,089  3,374,658
Dividend Reinvestment                          5,497     12,716
                                         -----------  ----------
Total Purchased                           14,960,586  3,387,374
Shares Redeemed                          (13,589,740) (2,315,587)
                                         -----------  ----------
Net Shares Purchased/ (Redeemed)           1,370,846  1,071,787
                                         -----------  ----------
                                         -----------  ----------

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Transactions in dollars for the year ended March 31, 1998 were:

                                                                                   U.S.
                                                                             GOVERNMENT                                        U.S.
                                                                                  MONEY       OVER-THE-      PRECIOUS    GOVERNMENT
                                                   NOVA            URSA          MARKET         COUNTER        METALS          BOND
                                                   FUND            FUND            FUND            FUND          FUND          FUND
                                         --------------  --------------  --------------  --------------  ------------  ------------
Shares Purchased                         $7,141,740,122  $3,520,783,180  $7,003,800,863  $4,997,462,409  $386,233,985  $307,497,702
Dividend Reinvestment                         1,289,557       1,133,118      12,114,239         861,979            --      863,573
                                         --------------  --------------  --------------  --------------  ------------  ------------
Total Purchased                           7,143,029,679   3,521,916,298   7,015,915,102   4,998,324,388   386,233,985  308,361,275
Shares Redeemed                          (6,576,289,984) (3,713,963,305) (7,046,233,581) (4,702,188,746) (365,649,654) (294,063,931)
                                         --------------  --------------  --------------  --------------  ------------  ------------
Net Shares Purchased/ (Redeemed)         $  566,739,695  $ (192,047,007) $  (30,318,479) $  296,135,642  $ 20,584,331  $14,297,344
                                         --------------  --------------  --------------  --------------  ------------  ------------
                                         --------------  --------------  --------------  --------------  ------------  ------------


                                                 JUNO    HIGH YIELD
                                                 FUND          FUND
                                         ------------  ------------
Shares Purchased                         $216,439,760  $169,670,660
Dividend Reinvestment                         104,843     1,371,398
                                         ------------  ------------
Total Purchased                           216,544,603   171,042,058
Shares Redeemed                          (233,666,602) (178,973,863)
                                         ------------  ------------
Net Shares Purchased/ (Redeemed)         $(17,121,999) $ (7,931,805)
                                         ------------  ------------
                                         ------------  ------------

Transactions in dollars for the period ended March 31, 1997 were:

                                                                                   U.S.
                                                                             GOVERNMENT                                        U.S.
                                                                                  MONEY       OVER-THE-      PRECIOUS    GOVERNMENT
                                                   NOVA            URSA          MARKET         COUNTER        METALS          BOND
                                                   FUND            FUND            FUND            FUND          FUND          FUND
                                         --------------  --------------  --------------  --------------  ------------  ------------
Shares Purchased                         $3,521,884,322  $2,638,202,998  $3,329,457,087  $2,553,497,726  $413,202,942  $134,338,078
Dividend Reinvestment                         5,375,055         626,105       5,730,900         507,026            --      373,468
                                         --------------  --------------  --------------  --------------  ------------  ------------
Total Purchased                           3,527,259,377   2,638,829,103   3,335,187,987   2,554,004,752   413,202,942  134,711,546
Shares Redeemed                          (3,597,262,046) (2,215,904,560) (3,205,603,845) (2,567,906,241) (417,724,938) (149,333,776)
                                         --------------  --------------  --------------  --------------  ------------  ------------
Net Shares Purchased/ (Redeemed)         $  (70,002,669) $  422,924,543  $  129,584,142  $  (13,901,489) $ (4,521,996) $(14,622,230)
                                         --------------  --------------  --------------  --------------  ------------  ------------
                                         --------------  --------------  --------------  --------------  ------------  ------------


                                                 JUNO   HIGH YIELD
                                                 FUND         FUND
                                         ------------  -----------
Shares Purchased                         $140,757,025  $33,888,522
Dividend Reinvestment                          49,308      126,588
                                         ------------  -----------
Total Purchased                           140,806,333   34,015,110
Shares Redeemed                          (127,431,425) (23,160,395)
                                         ------------  -----------
Net Shares Purchased/ (Redeemed)         $ 13,374,908  $10,854,715
                                         ------------  -----------
                                         ------------  -----------

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

9.  OPTION CONTRACTS WRITTEN

During the year ended March 31, 1998 the Trust wrote the following contracts:

Call Options Written:

                                            NOVA FUND
                                         ----------------           URSA FUND
                                         NUMBER            ----------------------------
                                         OF       INITIAL  NUMBER OF            INITIAL
                                         CONTRACTS      PREMIUMS CONTRACTS         PREMIUMS
                                         -- -------------  ---------   ----------------
Outstanding at Beginning of Period       4,000 $ 184,676,444   20,000  $    897,128,294
Options Written                          13,000   682,460,750   36,000    1,866,149,192
Options Terminated                       (17,000)  (867,137,194)  (56,000)   (2,763,277,486)
                                         -- -------------  ---------   ----------------
Outstanding at End of Period             0  $           0         0    $              0
                                         -- -------------  ---------   ----------------
                                         -- -------------  ---------   ----------------

Put Options Written:

                                         OVER-THE-COUNTER
                                         FUND
                                         --------------
                                         NUMBER
                                         OF     INITIAL
                                         CONTRACTS    PREMIUMS
                                         -- -----------
Outstanding at Beginning of Period       31 $   203,450
Options Written                          1,414   2,586,309
Options Terminated                       (1,425)  (2,786,319)
                                         -- -----------
Outstanding at End of Period             20 $     3,440
                                         -- -----------
                                         -- -----------

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

10. NET ASSETS

At March 31, 1998, net assets consisted of:

                                                                              U.S.
                                                                        GOVERNMENT
                                                                             MONEY
                                            NOVA FUND      URSA FUND   MARKET FUND
                                         ------------  -------------  ------------
Paid-In-Capital                          $935,513,147  $ 513,961,691  $253,196,644
Undistributed Net Investment Income        14,837,385        871,911       106,674
Accumulated Net Realized Gain (Loss) on
  Investments                               9,548,359   (253,219,773)       (8,594)
Net Unrealized Appreciation
  (Depreciation) on Investments,
  Options and Futures Contracts            26,347,724     (7,388,609)           --
                                         ------------  -------------  ------------
Net Assets                               $986,246,615  $ 254,225,220  $253,294,724
                                         ------------  -------------  ------------
                                         ------------  -------------  ------------

                                                                            U.S.
                                            OVER-THE-      PRECIOUS   GOVERNMENT         JUNO  HIGH YIELD
                                         COUNTER FUND   METALS FUND    BOND FUND         FUND        FUND
                                         ------------  ------------  -----------  -----------  ----------
Paid-In-Capital                          $385,541,476  $ 64,163,051  $18,416,343  $19,924,100  $2,922,016
Undistributed Net Investment Income                --            --      229,758       22,515          --
Accumulated Net Realized Gain (Loss) on
  Investments                                      --   (33,959,438)   1,606,459   (6,963,554)   (293,075)
Net Unrealized Appreciation
  (Depreciation) on Investments,
  Options and Futures Contracts            64,252,257     4,334,599      255,240      (95,933)     56,092
                                         ------------  ------------  -----------  -----------  ----------
Net Assets                               $449,793,733  $ 34,538,212  $20,507,800  $12,887,128  $2,685,033
                                         ------------  ------------  -----------  -----------  ----------
                                         ------------  ------------  -----------  -----------  ----------

Realized capital gains differ for financial statement and tax purposes primarily because of the timing of the recognition of post October 31 capital losses and deferred losses on wash sales.

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

11. LOSS CARRYFORWARD--FEDERAL INCOME TAX

At March 31, 1998, for Federal income tax purposes, the following funds have capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

EXPIRES                                          URSA      PRECIOUS          JUNO    HIGH YIELD
MARCH 31                                         FUND   METALS FUND          FUND          FUND
---------------------------------------  ------------  ------------   -----------   -----------
2003                                     $  6,618,786   $        --   $        --     $    --
2004                                       43,168,709     4,249,968     3,643,317          --
2005                                       50,012,823       709,440       106,438      18,261
2006                                      102,945,587     6,318,198     2,486,456          --

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees,
Rydex Series Trust:

    We have audited the statements of assets and liabilities, including the schedules of investments, of the Nova, Ursa, U.S. Government Money Market, Over-the-Counter, Precious Metals, U.S. Government Bond, Juno and High Yield Funds (eight of the nine Funds) of Rydex Series Trust (the "Trust") as of March 31, 1998, the related statements of operations, changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position as of March 31, 1998, the results of their operations, the changes in their net assets, and the financial highlights for the periods presented in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Princeton, New Jersey
May 22, 1998

                           DISTRIBUTIONS (Unaudited)

    During the fiscal year ended March 31, 1998, shareholders redeemed $6,576,289,984 and $4,702,188,746 from the Nova and Over-the-Counter Funds, respectively. A portion of those proceeds received by shareholders represent capital gain distributions in the amounts of $134,532,110 and $2,296,599, respectively. In addition, on December 5, 1997, the Nova and Over-the-Counter Funds paid long-term capital gain distributions of $1,480,654 and $85,144 respectively, to shareholders of record on December 4, 1997. This notification is to meet certain Internal Revenue Service requirements.